Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.5%
Cayman Islands - 0.2%
Goodgreen Trust
Series 2017-2A, Class A,
3.26%, 10/15/2053 (A)	$ 490,824	$ 511,403
Series 2019-2A, Class A,
2.76%, 04/15/2055 (A)	705,136	719,869
Hero Funding Trust
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	350,730	370,183
LFT CRE Ltd.
Series 2021-FL1, Class C,
1-Month LIBOR + 1.95%, 2.03% (B), 06/15/2039 (A)	1,420,000	1,419,999
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (A)	121,949	127,623

		3,149,077

United States - 4.3%
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 0.89% (B), 12/26/2044 (A)	127,288	126,953
ACC Trust
Series 2019-2, Class A,
2.82%, 02/21/2023 (A)	102,309	102,610
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	1,048,000	1,046,936
ACE Securities Corp. Home Equity Loan Trust
Series 2004-HE4, Class M2,
1-Month LIBOR + 0.98%, 1.06% (B), 12/25/2034	184,214	184,479
American Homes 4 Rent Trust
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (A)	150,000	164,559
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (A)	175,000	193,671
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (A)	220,315	232,470
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (A)	292,500	320,539
Series 2015-SFR2, Class D,
5.04%, 10/17/2052 (A)	700,000	761,304
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (A)	400,000	447,466
American Tower Trust #1
Series 2013, Class 2A,
3.07%, 03/15/2048 (A)	450,000	450,467
AMSR Trust
Series 2021-SFR3, Class E1,
2.33%, 10/17/2038 (A)	778,000	772,193
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M1,
1-Month LIBOR + 0.98%, 1.06% (B), 11/25/2033	631	629
Series 2003-HE6, Class M2,
1-Month LIBOR + 2.48%, 2.56% (B), 11/25/2033	258,782	263,297

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3,
1-Month LIBOR + 1.80%, 1.89% (B), 06/25/2034	$ 25,231	$ 25,420
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (A)	1,039,963	1,066,273
Series 2020-1A, Class A,
2.98%, 11/15/2035 (A)	571,345	578,653
Series 2021-1A, Class A,
2.16%, 04/15/2036 (A)	1,812,204	1,819,718
BVRT Financing Trust
0.01%, 11/10/2032 (C) (D)	166,302	166,302
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C) (D)	969,351	994,797
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (A)	921,233	921,698
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (A)	1,850,000	1,906,021
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.65% (B), 02/25/2033	235,291	228,454
Series 2003-5, Class 2A2,
1-Month LIBOR + 0.60%, 0.69% (B), 07/25/2033	576,894	559,061
CHEC Loan Trust
Series 2004-1, Class M2,
1-Month LIBOR + 0.98%, 1.06% (B), 07/25/2034 (A)	164,278	164,178
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month LIBOR + 3.00%, 3.12% (B), 03/24/2023 (A)	1,670,000	1,669,232
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
2.71% (B), 06/25/2040 (A)	95,278	8,226
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (A)	875,000	948,287
Series 2019-3, Class A,
2.71%, 10/15/2052 (A)	778,489	810,492
Series 2019-3, Class B,
3.16%, 10/15/2052 (A)	1,500,000	1,580,476
Countrywide Partnership Trust
Series 2004-EC1, Class M2,
1-Month LIBOR + 0.95%, 1.03% (B), 01/25/2035	165,611	164,099
CPS Auto Receivables Trust
Series 2017-C, Class D,
3.79%, 06/15/2023 (A)	142,487	143,043
Series 2021-B, Class C,
1.23%, 03/15/2027 (A)	425,000	425,782
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A,
0.96%, 02/15/2030 (A)	950,000	952,596

Transamerica Series Trust	Page 1

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (A)	$ 499,207	$ 499,382
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-6, Class M5,
1-Month LIBOR + 1.91%, 1.99% (B), 08/25/2034	221,812	221,874
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (A)	142,685	144,107
Series 2018-1, Class A,
3.70%, 01/21/2031 (A)	282,383	292,410
Drive Auto Receivables Trust
Series 2017-1, Class D,
3.84%, 03/15/2023	15,159	15,180
Series 2017-3, Class D,
3.53%, 12/15/2023 (A)	193,664	194,665
Series 2019-1, Class D,
4.09%, 06/15/2026	435,000	447,947
Series 2019-3, Class D,
3.18%, 10/15/2026	1,000,000	1,028,730
Series 2021-1, Class C,
1.02%, 06/15/2027	377,000	378,525
DT Auto Owner Trust
Series 2021-2A, Class C,
1.10%, 02/16/2027 (A)	582,000	583,339
Series 2021-3A, Class C,
0.87%, 05/17/2027 (A)	988,000	985,559
Exeter Automobile Receivables Trust
Series 2017-3A, Class C,
3.68%, 07/17/2023 (A)	443,697	449,254
First Investors Auto Owner Trust
Series 2017-2A, Class C,
3.00%, 08/15/2023 (A)	20,152	20,173
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (A)	1,300,000	1,317,265
Series 2021-SFR1, Class D,
2.19%, 08/17/2038 (A)	1,500,000	1,493,111
Flagship Credit Auto Trust
Series 2019-4, Class D,
3.12%, 01/15/2026 (A)	1,675,000	1,747,036
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (A)	276,524	284,607
FREED ABS Trust
Series 2020-FP1, Class B,
3.06%, 03/18/2027 (A)	1,750,000	1,766,477
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024	283,160	213,786
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (A)	21,113	21,357
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (A)	39,423	39,441
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051	745,172	736,086
Series 2017-1A, Class A,
3.74%, 10/15/2052 (A)	98,359	103,396
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (A)	85,602	87,860
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	271,947	289,714

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (A)	$ 66,985	$ 68,436
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M8,
1-Month LIBOR + 3.30%, 3.39% (B), 11/25/2034	105,324	106,821
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.62% (B), 08/25/2038 (A)	340,185	5,257
Series 2013-2, Class A,
1.19% (B), 03/25/2039 (A)	341,664	13,199
Series 2014-2, Class A,
2.10% (B), 04/25/2040 (A)	162,667	13,159
LP LMS Asset Securitization Trust
Series 2021-2A, Class A,
1.75%, 01/15/2029 (A)	1,900,000	1,900,781
Master Asset-Backed Securities Trust
Series 2004-OPT2, Class M1,
1-Month LIBOR + 0.90%, 0.99% (B), 09/25/2034	70,756	69,967
Series 2005-NC1, Class M2,
1-Month LIBOR + 0.75%, 0.84% (B), 12/25/2034	73,954	73,731
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (A)	635,000	636,807
Meritage Mortgage Loan Trust
Series 2003-1, Class M2,
1-Month LIBOR + 2.33%, 2.41% (B), 11/25/2033	100,478	103,563
Mission Lane Credit Card Master Trust
Series 2021-A, Class A,
1.59%, 09/15/2026 (A)	1,099,000	1,098,699
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M2,
1-Month LIBOR + 0.93%, 1.02% (B), 07/25/2034	95,277	95,048
Series 2004-NC8, Class M5,
1-Month LIBOR + 1.65%, 1.74% (B), 09/25/2034	123,011	122,847
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	947,102	955,276
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (A)	726,832	727,010
New Century Home Equity Loan Trust
Series 2004-2, Class M5,
1-Month LIBOR + 2.03%, 2.11% (B), 08/25/2034	40,641	40,657
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (A)	924,616	934,353
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (A)	2,503,013	2,511,571
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (A)	1,085,398	1,089,438
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (A)	355,000	355,963
Oportun Issuance Trust
Series 2021-B, Class A,
1.47%, 05/08/2031 (A)	700,000	700,324

Transamerica Series Trust	Page 2

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
United States (continued)
Pagaya AI Debt Selection Trust
Series 2021-1, Class A,
1.18%, 11/15/2027 (A)	$ 1,844,499	$ 1,848,934
Progress Residential Trust
Series 2021-SFR6, Class E1,
2.43%, 07/17/2038 (A)	1,300,000	1,297,685
RASC Trust
Series 2005-EMX1, Class M1,
1-Month LIBOR + 0.65%, 0.73% (B), 03/25/2035	165,196	164,709
Regional Management Issuance Trust
Series 2019-1, Class B,
3.43%, 11/15/2028 (A)	1,600,000	1,622,980
Renaissance Home Equity Loan Trust
Series 2003-2, Class A,
1-Month LIBOR + 0.88%, 0.97% (B), 08/25/2033	632,661	627,549
SART
Series 2018-1,
4.75%, 06/15/2025	709,928	709,928
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M2,
1-Month LIBOR + 1.73%, 1.81% (B), 02/25/2034	47,040	48,387
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (C) (D)	1,000,000	1,000,000
Soundview Home Loan Trust
Series 2005-OPT1, Class M2,
1-Month LIBOR + 0.68%, 0.76% (B), 06/25/2035	365,704	365,579
Tesla Auto Lease Trust
Series 2021-A, Class A4,
0.66%, 03/20/2025 (A)	650,000	650,487
Theorem Funding Trust
Series 2021-1A, Class A,
1.21%, 12/15/2027 (A)	1,840,275	1,841,522
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (A)	425,686	429,458
Series 2021-1A, Class D,
1.92%, 05/15/2026 (A)	810,000	809,095
Upstart Securitization Trust
Series 2021-1, Class A,
0.87%, 03/20/2031 (A)	795,293	796,740
US Auto Funding LLC
Series 2021-1A, Class A,
0.79%, 07/15/2024 (A)	1,220,623	1,220,893
Veros Auto Receivables Trust
Series 2021-1, Class A,
0.92%, 10/15/2026 (A)	617,954	618,015
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	1,073,978	1,073,978
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	210,813	219,861
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	935,000	945,303

		61,475,672

Total Asset-Backed Securities (Cost $64,035,693)		64,624,749

	Principal	Value
CORPORATE DEBT SECURITIES - 33.9%
Australia - 0.4%
APT Pipelines Ltd.
4.25%, 07/15/2027 (A)	$ 216,000	$ 245,136
Australia & New Zealand Banking Group Ltd.
Fixed until 07/22/2025, 2.95% (B), 07/22/2030 (A)	485,000	503,934
4.40%, 05/19/2026 (A)	200,000	223,853
Commonwealth Bank of Australia
3.31%, 03/11/2041 (A)	250,000	256,052
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (A)	184,000	199,122
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (B), 03/03/2036 (A)	390,000	385,711
4.00%, 07/29/2025 (A)	150,000	165,378
Macquarie Group Ltd.
Fixed until 01/12/2026, 1.34% (B), 01/12/2027 (A)	200,000	198,173
Fixed until 06/23/2031, 2.69% (B), 06/23/2032 (A)	390,000	388,959
Fixed until 01/15/2029, 5.03% (B), 01/15/2030 (A)	600,000	705,446
National Australia Bank Ltd.
2.99%, 05/21/2031 (A)	375,000	379,047
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A)	390,000	419,228
NBN Co. Ltd.
2.63%, 05/05/2031 (A)	700,000	709,362
Newcrest Finance Pty Ltd.
3.25%, 05/13/2030 (A)	130,000	138,015
Santos Finance Ltd.
3.65%, 04/29/2031 (A)	329,000	334,676
Westpac Banking Corp.
Fixed until 11/23/2026, 4.32% (B), 11/23/2031	625,000	689,570
4.42%, 07/24/2039	225,000	264,844

		6,206,506

Bermuda - 0.2%
IHS Markit Ltd.
4.25%, 05/01/2029	751,000	855,854
4.75%, 08/01/2028	315,000	368,818
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	345,000	344,392
2.05%, 04/15/2026 (A)	900,000	902,543

		2,471,607

Canada - 0.8%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (A)	147,274	150,151
3.55%, 07/15/2031 (A)	675,427	652,090
3.75%, 06/15/2029 (A)	948,617	988,639
4.13%, 11/15/2026 (A)	168,281	171,829
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030 (A) (E)	190,000	197,464
3.44%, 05/13/2041 (A) (E)	390,000	400,199
3.63%, 05/13/2051 (A)	435,000	449,248
3.80%, 01/25/2050 (A)	220,000	235,008
Bank of Montreal
Fixed until 12/15/2027, 3.80% (B), 12/15/2032	117,000	128,121
Barrick Gold Corp.
6.45%, 10/15/2035	80,000	109,718

Transamerica Series Trust	Page 3

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	$ 206,000	$ 244,321
Brookfield Finance, Inc.
3.90%, 01/25/2028	118,000	130,811
4.70%, 09/20/2047	147,000	177,606
4.85%, 03/29/2029	169,000	198,751
Canadian National Railway Co.
2.45%, 05/01/2050 (E)	155,000	142,042
CGI, Inc.
2.30%, 09/14/2031 (A)	543,000	526,906
Element Fleet Management Corp.
1.60%, 04/06/2024 (A)	180,000	182,566
Enbridge, Inc.
2.50%, 08/01/2033	200,000	200,580
3.13%, 11/15/2029	325,000	346,300
Fortis, Inc.
3.06%, 10/04/2026	923,000	989,787
Glencore Finance Canada Ltd.
5.55%, 10/25/2042 (A)	128,000	164,443
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (B), 02/24/2032	400,000	438,785
Nutrien Ltd.
4.13%, 03/15/2035	200,000	226,303
5.00%, 04/01/2049	95,000	124,576
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (A)	200,000	202,156
3.88%, 03/20/2027 (A)	201,000	221,835
Royal Bank of Canada
4.65%, 01/27/2026	103,000	116,823
Suncor Energy, Inc.
5.95%, 12/01/2034	300,000	390,105
7.88%, 06/15/2026	66,000	82,825
Teck Resources Ltd.
3.90%, 07/15/2030	200,000	216,938
5.40%, 02/01/2043	419,000	511,927
6.25%, 07/15/2041	275,000	368,864
TransCanada PipeLines Ltd.
4.63%, 03/01/2034	655,000	770,524
6.20%, 10/15/2037	100,000	136,205
Transcanada Trust
Fixed until 03/15/2027, 5.30% (B), 03/15/2077	850,000	912,900
Fixed until 08/15/2026, 5.88% (B), 08/15/2076 (E)	235,000	263,310

		11,770,656

Cayman Islands - 0.7%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (A)	305,000	301,710
2.53%, 11/18/2027 (A)	1,389,000	1,365,328
2.88%, 02/15/2025 (A)	1,606,000	1,650,738
3.63%, 05/01/2022 (A)	340,000	345,090
3.95%, 07/01/2024 (A) (E)	772,000	819,217
4.25%, 04/15/2026 (A)	1,385,000	1,489,061
4.38%, 05/01/2026 (A)	350,000	377,688
5.25%, 05/15/2024 (A)	270,000	294,846
5.50%, 01/15/2026 (A)	380,000	425,739
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029 (A)	325,000	355,233
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (A)	200,000	205,966

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Cayman Islands (continued)
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (A)	$ 670,000	$ 700,459
5.50%, 02/15/2024 (A)	22,000	24,005
Vale Overseas Ltd.
3.75%, 07/08/2030	1,241,000	1,287,029

		9,642,109

China - 0.0% (F)
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	250,000	250,170

Colombia - 0.0% (F)
Ecopetrol SA
4.13%, 01/16/2025	107,000	111,374
5.38%, 06/26/2026	116,000	126,075

		237,449

Denmark - 0.2%
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (B), 12/08/2023 (A)	534,000	536,515
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	564,000	599,072
Fixed until 01/12/2022, 5.00% (B), 01/12/2023 (A)	870,000	880,085
5.38%, 01/12/2024 (A)	430,000	471,872

		2,487,544

Finland - 0.1%
Nordea Bank Abp
1.50%, 09/30/2026 (A)	204,000	203,298
4.25%, 09/21/2022 (A)	200,000	207,365
Fixed until 09/13/2028, 4.63% (B), 09/13/2033 (A)	270,000	303,254

		713,917

France - 1.1%
Banque Federative du Credit Mutuel SA
1.60%, 10/04/2026 (A) (G)	510,000	510,451
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (B), 09/15/2029 (A)	713,000	707,590
Fixed until 06/09/2025, 2.22% (B), 06/09/2026 (A)	740,000	759,160
2.82%, 01/26/2041 (A)	360,000	340,823
Fixed until 04/19/2031, 2.87% (B), 04/19/2032 (A)	630,000	642,654
Fixed until 01/13/2030, 3.05% (B), 01/13/2031 (A)	435,000	455,251
Fixed until 01/10/2024, 4.71% (B), 01/10/2025 (A)	910,000	985,154
BPCE SA
Fixed until 10/06/2025, 1.65% (B), 10/06/2026 (A)	590,000	590,476
Fixed until 01/20/2031, 2.28% (B), 01/20/2032 (A)	250,000	242,540
3.38%, 12/02/2026	270,000	293,610
4.50%, 03/15/2025 (A)	650,000	713,633
4.63%, 07/11/2024 (A)	200,000	217,711
5.15%, 07/21/2024 (A)	715,000	789,952
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (B), 01/26/2027 (A)	762,000	750,922
2.81%, 01/11/2041 (A)	250,000	238,046
3.25%, 10/04/2024 (A) (E)	405,000	432,179
4.13%, 01/10/2027 (A)	500,000	560,466
Fixed until 12/23/2025 (H), 8.13% (A) (B)	280,000	338,100

Transamerica Series Trust	Page 4

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Societe Generale SA
Fixed until 12/14/2025, 1.49% (B), 12/14/2026 (A)	$ 1,030,000	$ 1,018,105
Fixed until 06/09/2026, 1.79% (B), 06/09/2027 (A)	700,000	695,895
2.63%, 10/16/2024 (A)	734,000	763,494
Fixed until 06/09/2031, 2.89% (B), 06/09/2032 (A)	485,000	487,177
3.00%, 01/22/2030 (A) (E)	740,000	763,694
4.25%, 04/14/2025 - 08/19/2026 (A)	500,000	543,324
TotalEnergies Capital International SA
2.99%, 06/29/2041	1,326,000	1,352,937
3.13%, 05/29/2050	100,000	100,293
3.46%, 07/12/2049	325,000	347,085

		15,640,722

Germany - 0.2%
Deutsche Bank AG
1.69%, 03/19/2026	460,000	462,419
Fixed until 11/24/2025, 2.13% (B), 11/24/2026	200,000	203,074
Fixed until 09/18/2023, 2.22% (B), 09/18/2024	1,170,000	1,199,146
Fixed until 05/28/2031, 3.04% (B), 05/28/2032	1,001,000	1,018,101
3.70%, 05/30/2024	133,000	141,584

		3,024,324

Hong Kong - 0.0% (F)
AIA Group Ltd.
3.60%, 04/09/2029 (A)	265,000	289,929

Ireland - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	238,000	235,473
2.88%, 08/14/2024	180,000	187,483
3.50%, 01/15/2025	345,000	362,907
3.65%, 07/21/2027	475,000	504,308
4.45%, 12/16/2021	150,000	150,708
4.50%, 09/15/2023	610,000	649,851
6.50%, 07/15/2025	1,450,000	1,680,579
AIB Group PLC
Fixed until 04/10/2024, 4.26% (B), 04/10/2025 (A)	828,000	887,680
4.75%, 10/12/2023 (A)	525,000	564,674
Aon PLC
3.50%, 06/14/2024	200,000	213,479
Bank of Ireland Group PLC
Fixed until 09/30/2026, 2.03% (B), 09/30/2027 (A)	717,000	716,583
GE Capital International Funding Co. Unlimited
4.42%, 11/15/2035	1,545,000	1,850,592
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	134,000	139,685
3.20%, 09/23/2026	605,000	652,539

		8,796,541

Italy - 0.2%
Eni SpA
4.00%, 09/12/2023 (A)	200,000	212,415
4.25%, 05/09/2029 (A)	206,000	235,250

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy (continued)
Intesa Sanpaolo SpA
4.95%, 06/01/2042 (A)	$ 510,000	$ 527,554
UniCredit SpA
Fixed until 06/03/2026, 1.98% (B), 06/03/2027 (A)	480,000	478,575
Fixed until 09/22/2025, 2.57% (B), 09/22/2026 (A)	350,000	355,729
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	200,000	202,419
Fixed until 06/19/2027, 5.86% (B), 06/19/2032 (A)	920,000	1,022,753

		3,034,695

Japan - 0.7%
Dai-ichi Life Insurance Co. Ltd.
Fixed until 07/24/2026 (H), 4.00% (A) (B)	221,000	239,509
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (A)	171,000	173,551
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (A)	200,000	203,617
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	913,000	944,419
3.75%, 07/18/2039	285,000	320,164
Mizuho Bank Ltd.
3.60%, 09/25/2024 (A)	230,000	247,797
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (B), 05/22/2027	274,000	269,566
Fixed until 05/25/2025, 2.23% (B), 05/25/2026	882,000	908,895
Fixed until 09/13/2029, 2.87% (B), 09/13/2030	272,000	284,428
MUFG Bank Ltd.
4.10%, 09/09/2023 (A)	200,000	214,038
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (A)	520,000	552,646
4.35%, 09/17/2027 (A)	1,253,000	1,375,925
4.81%, 09/17/2030 (A)	410,000	460,667
Nomura Holdings, Inc.
1.85%, 07/16/2025	415,000	421,025
2.65%, 01/16/2025	450,000	468,604
2.68%, 07/16/2030	200,000	201,824
ORIX Corp.
2.90%, 07/18/2022	126,000	128,567
3.25%, 12/04/2024	300,000	321,211
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (B), 09/14/2077 (A)	200,000	218,000
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	205,000	206,576
2.63%, 07/14/2026	134,000	140,977
3.04%, 07/16/2029	473,000	500,674
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	850,000	861,341
3.18%, 07/09/2050	200,000	202,398
5.00%, 11/26/2028	660,000	787,858

		10,654,277

Jersey, Channel Islands - 0.0% (F)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (A)	300,000	299,374

Transamerica Series Trust	Page 5

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Luxembourg - 0.0% (F)
DH Europe Finance II SARL
3.25%, 11/15/2039	$ 200,000	$ 212,872
nVent Finance SARL
4.55%, 04/15/2028	187,000	204,955

		417,827

Mexico - 0.2%
America Movil SAB de CV
3.13%, 07/16/2022	200,000	204,201
3.63%, 04/22/2029	570,000	620,420
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	188,998
2.75%, 01/22/2030	175,000	180,535
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	340,000	354,450
Grupo Bimbo SAB de CV
4.00%, 09/06/2049 (A)	200,000	216,084
Mexico City Airport Trust
5.50%, 07/31/2047 (A)	200,000	203,500
Petroleos Mexicanos
6.50%, 03/13/2027	285,000	300,992

		2,269,180

Multi-National - 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027	919,000	1,009,912
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (A)	475,000	478,851
3.25%, 05/11/2041 (A)	680,000	700,843
3.40%, 05/01/2030 (A)	160,000	173,497

		2,363,103

Netherlands - 0.7%
ABN AMRO Bank NV
Fixed until 06/16/2026, 1.54% (B), 06/16/2027 (A)	600,000	596,349
4.75%, 07/28/2025 (A)	300,000	332,582
Cooperatieve Rabobank UA
3.75%, 07/21/2026	960,000	1,057,559
4.38%, 08/04/2025	255,000	282,601
Deutsche Telekom International Finance BV
4.88%, 03/06/2042 (A)	386,000	482,714
EDP Finance BV
1.71%, 01/24/2028 (A)	620,000	608,796
3.63%, 07/15/2024 (A)	200,000	213,698
Enel Finance International NV
1.38%, 07/12/2026 (A)	200,000	198,773
2.25%, 07/12/2031 (A)	200,000	197,107
3.50%, 04/06/2028 (A)	200,000	218,709
3.63%, 05/25/2027 (A)	869,000	961,486
Heineken NV
3.40%, 04/01/2022 (A)	150,000	152,231
ING Groep NV
Fixed until 05/16/2027 (H), 3.88% (B)	270,000	261,873
Lundin Energy Finance BV
2.00%, 07/15/2026 (A)	500,000	502,795
3.10%, 07/15/2031 (A)	930,000	941,895
LYB International Finance BV
4.88%, 03/15/2044	200,000	245,593
Shell International Finance BV
2.75%, 04/06/2030 (E)	1,078,000	1,143,386
3.25%, 04/06/2050	100,000	105,973
4.13%, 05/11/2035	290,000	341,571
4.55%, 08/12/2043	18,000	22,523

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Netherlands (continued)
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (A)	$ 350,000	$ 365,406
3.13%, 03/16/2024 (A)	250,000	265,007

		9,498,627

New Zealand - 0.0% (F)
ANZ New Zealand International Ltd.
3.45%, 07/17/2027 (A)	222,000	244,187

Norway - 0.0% (F)
DnB Bank ASA
Fixed until 03/30/2027, 1.61% (B), 03/30/2028 (A)	475,000	472,602
Equinor ASA
2.88%, 04/06/2025	145,000	153,902

		626,504

Panama - 0.0% (F)
Banco Nacional de Panama
2.50%, 08/11/2030 (A)	300,000	286,083

Republic of Korea - 0.1%
Kia Corp.
1.75%, 10/16/2026 (A)	220,000	220,439
3.25%, 04/21/2026 (A)	440,000	469,618

		690,057

Saudi Arabia - 0.0% (F)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (A)	200,000	200,010

Singapore - 0.0% (F)
BOC Aviation Ltd.
2.75%, 09/18/2022 (A)	210,000	213,230
3.50%, 10/10/2024 (A)	200,000	212,508

		425,738

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/2025	200,000	197,835
Banco Santander SA
Fixed until 09/14/2026, 1.72% (B), 09/14/2027	600,000	596,934
1.85%, 03/25/2026	400,000	404,975
2.75%, 12/03/2030	200,000	198,801
3.49%, 05/28/2030	600,000	644,865
Telefonica Emisiones SA
4.67%, 03/06/2038	730,000	848,544
4.90%, 03/06/2048	340,000	406,981

		3,298,935

Switzerland - 0.6%
Credit Suisse AG
1.25%, 08/07/2026	400,000	394,137
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (B), 02/02/2027 (A)	540,000	527,718
Fixed until 06/05/2025, 2.19% (B), 06/05/2026 (A)	250,000	254,604
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	990,000	1,026,124

Transamerica Series Trust	Page 6

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland (continued)
Credit Suisse Group AG (continued)
Fixed until 05/14/2031, 3.09% (B), 05/14/2032 (A)	$ 260,000	$ 265,686
3.75%, 03/26/2025	350,000	377,338
Fixed until 06/12/2023, 4.21% (B), 06/12/2024 (A)	797,000	841,508
4.28%, 01/09/2028 (A)	1,798,000	1,997,509
Fixed until 02/11/2027 (H), 5.25% (A) (B)	380,000	397,575
UBS Group AG
Fixed until 01/30/2026, 1.36% (B), 01/30/2027 (A)	340,000	336,692
Fixed until 08/10/2026, 1.49% (B), 08/10/2027 (A)	825,000	815,252
Fixed until 08/15/2022, 2.86% (B), 08/15/2023 (A)	200,000	204,202
Fixed until 08/13/2029, 3.13% (B), 08/13/2030 (A)	522,000	553,865
4.13%, 09/24/2025 (A)	340,000	375,490

		8,367,700

United Kingdom - 2.1%
Anglo American Capital PLC
2.88%, 03/17/2031 (A)	330,000	330,753
4.00%, 09/11/2027 (A)	250,000	275,387
AstraZeneca PLC
1.38%, 08/06/2030 (E)	767,000	729,059
2.13%, 08/06/2050	412,000	354,320
4.00%, 09/18/2042	90,000	106,621
6.45%, 09/15/2037	120,000	177,520
BAE Systems PLC
1.90%, 02/15/2031 (A)	256,000	245,204
3.40%, 04/15/2030 (A)	1,076,000	1,160,273
Barclays PLC
Fixed until 12/10/2023, 1.01% (B), 12/10/2024	419,000	420,890
3.65%, 03/16/2025	200,000	214,911
Fixed until 05/07/2024, 3.93% (B), 05/07/2025	680,000	729,673
4.84%, 05/09/2028	236,000	266,613
BAT International Finance PLC
1.67%, 03/25/2026	135,000	135,019
BP Capital Markets PLC
3.28%, 09/19/2027	794,000	869,128
3.54%, 11/04/2024	230,000	248,631
Fixed until 06/22/2025 (H), 4.38% (B)	76,000	80,989
Fixed until 03/22/2030 (H), 4.88% (B)	429,000	471,583
HSBC Holdings PLC
Fixed until 05/24/2024, 0.98% (B), 05/24/2025	360,000	359,147
Fixed until 09/22/2027, 2.01% (B), 09/22/2028	1,260,000	1,258,997
Fixed until 08/17/2028, 2.21% (B), 08/17/2029	830,000	822,497
Fixed until 08/18/2030, 2.36% (B), 08/18/2031	550,000	542,796
Fixed until 05/24/2031, 2.80% (B), 05/24/2032	200,000	202,543
Fixed until 03/13/2027, 4.04% (B), 03/13/2028	500,000	553,147
4.25%, 08/18/2025	200,000	219,317
Fixed until 09/12/2025, 4.29% (B), 09/12/2026	1,309,000	1,443,480
4.38%, 11/23/2026	200,000	222,817
6.10%, 01/14/2042	250,000	358,682
Fixed until 03/30/2025 (H), 6.38% (B)	200,000	218,284
6.50%, 09/15/2037	375,000	519,062

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Imperial Brands Finance PLC
3.13%, 07/26/2024 (A)	$ 404,000	$ 425,024
3.50%, 07/26/2026 (A)	612,000	654,678
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (B), 05/11/2027	510,000	509,804
4.38%, 03/22/2028	221,000	251,020
LSEGA Financing PLC
2.00%, 04/06/2028 (A) (E)	540,000	541,693
Nationwide Building Society
1.00%, 08/28/2025 (A)	200,000	198,664
Fixed until 03/08/2028, 4.30% (B), 03/08/2029 (A)	450,000	506,037
Natwest Group PLC
Fixed until 06/14/2026, 1.64% (B), 06/14/2027	723,000	722,631
Fixed until 05/22/2027, 3.07% (B), 05/22/2028	560,000	594,302
3.88%, 09/12/2023	550,000	583,237
Fixed until 03/22/2024, 4.27% (B), 03/22/2025	1,110,000	1,197,694
Fixed until 05/08/2029, 4.45% (B), 05/08/2030	380,000	434,292
NatWest Markets PLC
1.60%, 09/29/2026 (A)	1,190,000	1,189,231
Royalty Pharma PLC
0.75%, 09/02/2023	240,000	240,765
1.20%, 09/02/2025	235,000	233,389
1.75%, 09/02/2027	235,000	233,855
2.15%, 09/02/2031	310,000	296,872
3.30%, 09/02/2040	195,000	193,973
3.35%, 09/02/2051	300,000	282,931
3.55%, 09/02/2050 (E)	200,000	195,988
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (B), 03/15/2025	990,000	991,608
Fixed until 06/14/2026, 1.67% (B), 06/14/2027	710,000	706,663
Fixed until 03/15/2031, 2.90% (B), 03/15/2032	470,000	478,858
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	505,000	508,157
Fixed until 01/14/2026, 1.46% (B), 01/14/2027 (A)	1,185,000	1,164,977
Fixed until 01/30/2025, 2.82% (B), 01/30/2026 (A)	985,000	1,025,450
5.20%, 01/26/2024 (A)	710,000	770,372
Vodafone Group PLC
Fixed until 06/04/2026, 3.25% (B), 06/04/2081	120,000	121,800
Fixed until 03/04/2031, 4.13% (B), 06/04/2081	190,000	192,383
4.38%, 02/19/2043	205,000	238,239
4.88%, 06/19/2049	244,000	303,967
5.25%, 05/30/2048	187,000	242,133
6.25%, 11/30/2032	180,000	238,809

		30,006,839

United States - 24.5%
7-Eleven, Inc.
1.30%, 02/10/2028 (A)	153,000	146,956
2.50%, 02/10/2041 (A)	279,000	255,744
2.80%, 02/10/2051 (A)	235,000	216,621
AbbVie, Inc.
2.80%, 03/15/2023	129,000	132,703
3.20%, 11/21/2029	2,212,000	2,383,241

Transamerica Series Trust	Page 7

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
AbbVie, Inc. (continued)
3.45%, 03/15/2022	$ 269,000	$ 271,394
3.85%, 06/15/2024	164,000	176,346
4.05%, 11/21/2039	999,000	1,142,454
4.25%, 11/21/2049	230,000	272,822
4.40%, 11/06/2042	230,000	274,170
4.45%, 05/14/2046	518,000	622,882
4.50%, 05/14/2035	200,000	238,796
4.75%, 03/15/2045	120,000	149,534
Activision Blizzard, Inc.
1.35%, 09/15/2030	300,000	277,718
2.50%, 09/15/2050	734,000	633,834
AES Corp.
1.38%, 01/15/2026	280,000	276,212
3.30%, 07/15/2025 (A)	245,000	260,244
3.95%, 07/15/2030 (A) (E)	197,000	216,625
Aetna, Inc.
3.88%, 08/15/2047	253,000	279,951
4.13%, 11/15/2042	334,000	380,084
6.75%, 12/15/2037	70,000	102,829
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (A)	150,000	211,233
Air Lease Corp.
1.88%, 08/15/2026	480,000	478,106
2.88%, 01/15/2026	420,000	438,257
3.25%, 03/01/2025 - 10/01/2029	1,084,000	1,135,137
3.38%, 07/01/2025	210,000	222,934
Alexander Funding Trust
1.84%, 11/15/2023 (A)	1,665,000	1,696,815
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	140,000	131,551
Alliant Energy Finance LLC
1.40%, 03/15/2026 (A)	90,000	88,723
Alphabet, Inc.
1.90%, 08/15/2040	329,000	294,716
Altria Group, Inc.
2.45%, 02/04/2032	915,000	874,248
3.40%, 02/04/2041	175,000	165,392
3.88%, 09/16/2046	614,000	598,747
Amazon.com, Inc.
2.70%, 06/03/2060	185,000	173,490
3.10%, 05/12/2051	255,000	267,775
3.88%, 08/22/2037	844,000	994,808
Ameren Corp.
1.75%, 03/15/2028	170,000	166,798
3.50%, 01/15/2031	382,000	414,931
American Airlines Pass-Through Trust
3.00%, 04/15/2030	379,196	377,926
3.65%, 02/15/2029	458,594	473,093
3.70%, 04/01/2028	113,917	115,992
4.10%, 07/15/2029	121,898	120,909
American International Group, Inc.
3.88%, 01/15/2035	377,000	425,360
4.80%, 07/10/2045	190,000	240,542
American Tower Corp.
1.50%, 01/31/2028	310,000	300,024
1.88%, 10/15/2030	275,000	263,798
2.75%, 01/15/2027	655,000	687,416
2.95%, 01/15/2051	83,000	78,247
3.10%, 06/15/2050	127,000	123,998
3.38%, 10/15/2026	93,000	100,642
3.70%, 10/15/2049	350,000	377,575
3.95%, 03/15/2029	585,000	649,920
American Water Capital Corp.
2.80%, 05/01/2030	450,000	471,540
4.00%, 12/01/2046	71,000	82,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Amgen, Inc.
2.00%, 01/15/2032	$ 545,000	$ 522,364
3.00%, 01/15/2052	560,000	539,181
3.15%, 02/21/2040	423,000	426,091
Analog Devices, Inc.
2.80%, 10/01/2041 (G)	452,000	449,886
2.95%, 10/01/2051 (G)	365,000	362,878
4.50%, 12/05/2036	140,000	163,716
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	2,257,000	2,723,467
4.90%, 02/01/2046	375,000	465,293
Anheuser-Busch InBev Finance, Inc.
4.00%, 01/17/2043	160,000	176,036
4.63%, 02/01/2044	45,000	52,934
4.70%, 02/01/2036	246,000	296,947
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	210,000	244,171
4.38%, 04/15/2038	394,000	459,098
4.44%, 10/06/2048	745,000	869,631
4.50%, 06/01/2050	1,019,000	1,212,902
4.60%, 04/15/2048	333,000	397,393
Anthem, Inc.
2.88%, 09/15/2029 (E)	220,000	231,385
4.10%, 03/01/2028	105,000	118,771
4.63%, 05/15/2042	89,000	108,867
4.65%, 08/15/2044	97,000	119,458
Appalachian Power Co.
2.70%, 04/01/2031	239,000	244,879
5.80%, 10/01/2035	15,000	19,413
Apple, Inc.
2.38%, 02/08/2041	245,000	234,940
2.65%, 05/11/2050	149,000	142,864
2.70%, 08/05/2051	1,020,000	988,553
2.80%, 02/08/2061	75,000	71,495
2.85%, 08/05/2061	2,060,000	1,981,361
2.95%, 09/11/2049	554,000	561,971
3.45%, 02/09/2045	736,000	813,151
3.75%, 09/12/2047	300,000	346,049
3.85%, 08/04/2046	129,000	150,504
Arizona Public Service Co.
5.05%, 09/01/2041	23,000	29,626
Arrow Electronics, Inc.
3.25%, 09/08/2024	132,000	139,973
3.88%, 01/12/2028	111,000	119,852
Assurant, Inc.
4.20%, 09/27/2023	250,000	266,151
AT&T, Inc.
1.65%, 02/01/2028	125,000	123,893
2.25%, 02/01/2032	805,000	782,806
2.55%, 12/01/2033	1,298,000	1,275,159
3.10%, 02/01/2043	1,146,000	1,096,233
3.50%, 09/15/2053	725,000	713,548
3.55%, 09/15/2055	737,000	724,632
3.65%, 09/15/2059	934,000	921,994
4.30%, 02/15/2030	335,000	384,068
4.80%, 06/15/2044	126,000	149,379
Athene Global Funding
2.95%, 11/12/2026 (A) (E)	1,390,000	1,481,356
Atmos Energy Corp.
0.63%, 03/09/2023	120,000	120,004
3.00%, 06/15/2027	180,000	193,452
AutoZone, Inc.
1.65%, 01/15/2031	170,000	161,287
Avangrid, Inc.
3.15%, 12/01/2024	108,000	115,100
Aviation Capital Group LLC
1.95%, 01/30/2026 - 09/20/2026 (A)	770,000	762,646
3.88%, 05/01/2023 (A)	150,000	156,508
5.50%, 12/15/2024 (A)	449,000	503,144

Transamerica Series Trust	Page 8

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Baker Hughes Holdings LLC
5.13%, 09/15/2040	$ 115,000	$ 146,434
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	120,000	117,785
3.50%, 08/15/2046	141,000	152,552
5.20%, 06/15/2033	200,000	246,874
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (B), 07/22/2027	1,088,000	1,092,332
Fixed until 07/23/2030, 1.90% (B), 07/23/2031	320,000	308,225
Fixed until 10/24/2030, 1.92% (B), 10/24/2031	320,000	307,479
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	365,000	363,876
Fixed until 07/21/2031, 2.30% (B), 07/21/2032	635,000	625,522
Fixed until 09/21/2031, 2.48% (B), 09/21/2036	240,000	234,965
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	600,000	610,287
Fixed until 06/19/2040, 2.68% (B), 06/19/2041	2,218,000	2,136,533
Fixed until 04/22/2031, 2.69% (B), 04/22/2032	930,000	948,428
Fixed until 10/22/2029, 2.88% (B), 10/22/2030	980,000	1,022,082
Fixed until 10/01/2024, 3.09% (B), 10/01/2025	161,000	171,112
Fixed until 01/23/2025, 3.37% (B), 01/23/2026	1,650,000	1,762,360
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	1,594,000	1,726,681
Fixed until 03/05/2023, 3.55% (B), 03/05/2024	115,000	119,844
Fixed until 07/21/2027, 3.59% (B), 07/21/2028	245,000	268,453
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	2,798,000	3,073,383
Fixed until 01/20/2027, 3.82% (B), 01/20/2028	2,194,000	2,418,145
3.95%, 04/21/2025	338,000	368,244
Fixed until 03/05/2028, 3.97% (B), 03/05/2029	400,000	445,137
4.00%, 01/22/2025	378,000	410,695
4.18%, 11/25/2027	265,000	295,274
4.25%, 10/22/2026	142,000	159,780
BAT Capital Corp.
2.26%, 03/25/2028	180,000	178,501
3.22%, 09/06/2026	50,000	53,284
3.56%, 08/15/2027	894,000	962,742
3.73%, 09/25/2040	120,000	115,545
3.98%, 09/25/2050	185,000	178,932
4.39%, 08/15/2037	1,384,000	1,483,986
4.54%, 08/15/2047	130,000	134,396
4.91%, 04/02/2030	472,000	539,929
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	270,000	305,429
Becton Dickinson & Co.
1.96%, 02/11/2031	395,000	383,689
3.70%, 06/06/2027	60,000	66,411
3.79%, 05/20/2050	200,000	222,914
4.67%, 06/06/2047	270,000	336,366
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	122,000	168,647

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	$ 244,000	$ 239,814
4.20%, 08/15/2048	86,000	104,019
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (A)	380,000	410,726
Biogen, Inc.
2.25%, 05/01/2030	452,000	449,102
3.15%, 05/01/2050	734,000	697,832
Blackstone Secured Lending Fund
3.65%, 07/14/2023	205,000	214,140
BMW US Capital LLC
2.25%, 09/15/2023 (A)	180,000	185,802
Boardwalk Pipelines LP
4.80%, 05/03/2029	170,000	194,465
Boeing Co.
1.17%, 02/04/2023	200,000	200,460
1.43%, 02/04/2024	405,000	405,648
1.95%, 02/01/2024	335,000	342,799
2.20%, 02/04/2026	1,055,000	1,064,166
2.25%, 06/15/2026	200,000	203,262
2.75%, 02/01/2026	925,000	963,136
3.10%, 05/01/2026	280,000	295,919
3.25%, 03/01/2028 - 02/01/2035	338,000	349,220
3.60%, 05/01/2034	285,000	297,500
3.63%, 02/01/2031	685,000	732,985
3.95%, 08/01/2059	700,000	716,485
4.88%, 05/01/2025	190,000	211,386
5.15%, 05/01/2030	295,000	345,504
5.81%, 05/01/2050	500,000	664,115
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	205,000	214,373
Boston Gas Co.
3.00%, 08/01/2029 (A)	330,000	343,648
4.49%, 02/15/2042 (A)	14,000	16,134
Boston Properties LP
3.20%, 01/15/2025	190,000	201,674
Boston Scientific Corp.
2.65%, 06/01/2030	350,000	360,812
4.00%, 03/01/2029	238,000	269,451
BP Capital Markets America, Inc.
2.77%, 11/10/2050	240,000	221,358
2.94%, 06/04/2051	665,000	629,887
3.00%, 02/24/2050	163,000	156,405
3.02%, 01/16/2027	390,000	419,090
3.54%, 04/06/2027	50,000	55,054
Bristol-Myers Squibb Co.
2.55%, 11/13/2050	865,000	810,046
3.40%, 07/26/2029	665,000	735,002
4.13%, 06/15/2039	252,000	302,070
4.55%, 02/20/2048	235,000	300,590
5.00%, 08/15/2045	171,000	229,314
British Airways Pass-Through Trust
3.30%, 06/15/2034 (A)	309,744	313,701
4.13%, 03/20/2033 (A)	525,911	531,641
Brixmor Operating Partnership LP
2.25%, 04/01/2028	230,000	231,765
2.50%, 08/16/2031	150,000	147,612
3.85%, 02/01/2025	150,000	162,103
Broadcom, Inc.
1.95%, 02/15/2028 (A)	681,000	671,489
2.45%, 02/15/2031 (A)	984,000	953,270
3.14%, 11/15/2035 (A)	335,000	333,422
3.19%, 11/15/2036 (A)	585,000	582,338
4.11%, 09/15/2028	294,000	326,846
Brooklyn Union Gas Co.
4.27%, 03/15/2048 (A)	160,000	180,277
Brown & Brown, Inc.
2.38%, 03/15/2031	460,000	458,044

Transamerica Series Trust	Page 9

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	$ 530,000	$ 536,411
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	310,000	360,518
4.15%, 04/01/2045	80,000	96,131
4.38%, 09/01/2042	80,000	98,209
5.15%, 09/01/2043	231,000	311,335
6.15%, 05/01/2037	200,000	285,382
7.95%, 08/15/2030	200,000	288,708
Cameron LNG LLC
3.70%, 01/15/2039 (A)	414,000	457,221
Capital One Financial Corp.
3.20%, 02/05/2025	175,000	186,994
3.75%, 07/28/2026	160,000	175,379
Fixed until 09/01/2026 (H), 3.95% (B)	342,000	352,619
Celanese US Holdings LLC
3.50%, 05/08/2024	350,000	372,951
CenterPoint Energy Houston Electric LLC
3.00%, 02/01/2027	137,000	146,622
CenterPoint Energy, Inc.
1.45%, 06/01/2026	304,000	303,953
2.65%, 06/01/2031	570,000	581,376
2.95%, 03/01/2030	171,000	178,727
Fixed until 09/01/2023 (H), 6.13% (B)	280,000	296,800
CF Industries, Inc.
3.45%, 06/01/2023	337,000	351,744
4.95%, 06/01/2043	252,000	303,675
5.15%, 03/15/2034	312,000	381,663
5.38%, 03/15/2044	187,000	237,367
Charles Schwab Corp.
Fixed until 12/01/2030 (H), 4.00% (B)	660,000	678,784
Charter Communications Operating LLC / Charter Communications Operating Capital
2.25%, 01/15/2029 (G)	125,000	124,786
2.30%, 02/01/2032	77,000	73,478
3.50%, 06/01/2041	260,000	256,144
3.50%, 03/01/2042 (G)	190,000	185,504
3.70%, 04/01/2051	689,000	669,212
3.90%, 06/01/2052	575,000	570,238
4.80%, 03/01/2050	1,034,000	1,157,827
5.05%, 03/30/2029	230,000	269,073
6.38%, 10/23/2035	90,000	118,181
6.83%, 10/23/2055	120,000	176,960
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039 (A)	150,000	148,358
5.13%, 06/30/2027	1,135,000	1,311,578
Cheniere Energy Partners LP
3.25%, 01/31/2032 (A)	224,000	224,739
Chevron USA, Inc.
2.34%, 08/12/2050	218,000	195,932
3.25%, 10/15/2029	200,000	218,757
3.85%, 01/15/2028	762,000	859,900
5.25%, 11/15/2043	220,000	297,611
Children’s Hospital
2.93%, 07/15/2050	180,000	177,085
Cigna Corp.
2.40%, 03/15/2030	265,000	268,986
3.20%, 03/15/2040	293,000	301,006
3.40%, 03/01/2027 - 03/15/2051	443,000	466,763
4.38%, 10/15/2028	188,000	217,076
4.50%, 02/25/2026	144,000	162,464
Cigna Holding Co.
3.25%, 04/15/2025	95,000	101,292
Cimarex Energy Co.
3.90%, 05/15/2027	670,000	732,709

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Citigroup, Inc.
Fixed until 01/28/2026, 1.12% (B), 01/28/2027	$ 393,000	$ 387,351
Fixed until 06/09/2026, 1.46% (B), 06/09/2027	965,000	960,132
Fixed until 05/01/2031, 2.56% (B), 05/01/2032	995,000	1,005,266
Fixed until 06/03/2030, 2.57% (B), 06/03/2031	305,000	310,554
Fixed until 11/05/2029, 2.98% (B), 11/05/2030	771,000	809,811
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	2,441,000	2,657,572
Fixed until 07/24/2027, 3.67% (B), 07/24/2028	1,020,000	1,120,606
3.88%, 03/26/2025	80,000	86,860
Fixed until 01/24/2038, 3.88% (B), 01/24/2039 (E)	100,000	114,071
Fixed until 12/10/2025 (H), 4.00% (B)	385,000	398,937
4.30%, 11/20/2026	786,000	882,510
4.40%, 06/10/2025	358,000	396,087
4.45%, 09/29/2027	700,000	795,830
5.30%, 05/06/2044	20,000	26,584
Fixed until 08/15/2026 (H), 6.25% (B)	460,000	532,547
Fixed until 05/15/2024 (H), 6.30% (B)	57,000	61,531
Citrix Systems, Inc.
1.25%, 03/01/2026	100,000	98,326
CMS Energy Corp.
Fixed until 03/01/2030, 4.75% (B), 06/01/2050	255,000	286,852
CNA Financial Corp.
3.45%, 08/15/2027	160,000	175,639
Coca-Cola Co.
2.25%, 01/05/2032	285,000	288,431
2.60%, 06/01/2050	221,000	210,620
3.00%, 03/05/2051	220,000	227,202
Comcast Corp.
2.45%, 08/15/2052 (E)	831,000	731,236
2.89%, 11/01/2051 (A)	313,000	299,270
2.99%, 11/01/2063 (A)	323,000	300,875
3.20%, 07/15/2036	531,000	565,025
3.25%, 11/01/2039	1,190,000	1,254,520
3.40%, 04/01/2030	99,000	108,961
3.75%, 04/01/2040	521,000	584,572
4.20%, 08/15/2034	270,000	316,079
4.25%, 01/15/2033	589,000	692,062
CommonSpirit Health
1.55%, 10/01/2025	140,000	140,538
2.78%, 10/01/2030	140,000	144,016
3.91%, 10/01/2050	140,000	152,576
Commonwealth Edison Co.
3.65%, 06/15/2046	170,000	187,612
3.70%, 03/01/2045	30,000	33,729
4.70%, 01/15/2044	130,000	163,998
Conagra Brands, Inc.
1.38%, 11/01/2027	350,000	340,688
5.30%, 11/01/2038	90,000	114,262
Connecticut Light & Power Co.
3.20%, 03/15/2027	130,000	141,520
4.30%, 04/15/2044	244,000	296,506
ConocoPhillips
2.40%, 02/15/2031 (A)	130,000	132,082
3.75%, 10/01/2027 (A)	385,000	429,809
4.30%, 08/15/2028 (A) (E)	395,000	454,621
ConocoPhillips Co.
4.95%, 03/15/2026	150,000	172,402
Consolidated Edison Co. of New York, Inc.
3.70%, 11/15/2059	150,000	158,699

Transamerica Series Trust	Page 10

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Constellation Brands, Inc.
3.15%, 08/01/2029	$ 392,000	$ 418,796
4.40%, 11/15/2025	120,000	134,355
Consumers Energy Co.
4.05%, 05/15/2048	70,000	82,892
Corning, Inc.
3.90%, 11/15/2049	464,000	516,530
5.35%, 11/15/2048	110,000	150,062
Corporate Office Properties LP
2.00%, 01/15/2029	190,000	185,651
2.75%, 04/15/2031	444,000	447,997
Cottage Health Obligated Group
3.30%, 11/01/2049	270,000	286,629
Cox Communications, Inc.
2.95%, 10/01/2050 (A)	140,000	131,298
4.80%, 02/01/2035 (A)	230,000	274,667
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	200,000	217,453
Crown Castle International Corp.
2.25%, 01/15/2031	320,000	312,414
2.90%, 04/01/2041	521,000	501,111
CSX Corp.
2.50%, 05/15/2051	515,000	466,288
4.75%, 11/15/2048	223,000	287,244
6.00%, 10/01/2036	50,000	69,237
CVS Health Corp.
1.75%, 08/21/2030	270,000	258,507
2.70%, 08/21/2040	762,000	727,806
4.30%, 03/25/2028	321,000	365,094
5.05%, 03/25/2048	500,000	644,132
CVS Pass-Through Trust
4.70%, 01/10/2036 (A)	190,130	215,450
5.93%, 01/10/2034 (A)	182,060	219,213
6.20%, 10/10/2025 (A)	53,523	58,292
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	861,000	992,546
5.30%, 10/01/2029	405,000	489,129
5.45%, 06/15/2023	125,000	134,181
6.02%, 06/15/2026	670,000	796,671
Delmarva Power & Light Co.
4.00%, 06/01/2042	337,000	377,658
4.15%, 05/15/2045	140,000	164,040
Delta Air Lines Pass-Through Trust
3.63%, 01/30/2029	221,737	237,558
Devon Energy Corp.
4.50%, 01/15/2030 (A)	804,000	875,744
5.88%, 06/15/2028 (A)	141,000	155,384
Diamondback Energy, Inc.
3.25%, 12/01/2026	145,000	155,202
3.50%, 12/01/2029	220,000	235,050
4.75%, 05/31/2025	949,000	1,059,714
Discovery Communications LLC
3.63%, 05/15/2030 (E)	569,000	616,468
3.95%, 03/20/2028	615,000	680,580
4.95%, 05/15/2042	25,000	29,266
5.20%, 09/20/2047	457,000	568,681
Dollar General Corp.
4.13%, 05/01/2028	100,000	113,394
Dominion Energy, Inc.
3.30%, 04/15/2041	300,000	310,664
5.25%, 08/01/2033	70,000	87,374
Dow Chemical Co.
2.10%, 11/15/2030	469,000	464,187
DTE Electric Co.
3.70%, 03/15/2045	93,000	104,971

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Carolinas LLC
2.55%, 04/15/2031	$ 270,000	$ 279,348
4.00%, 09/30/2042	215,000	245,239
6.00%, 12/01/2028	100,000	126,394
Duke Energy Corp.
3.30%, 06/15/2041	300,000	304,110
3.50%, 06/15/2051	430,000	441,666
Duke Energy Florida LLC
3.40%, 10/01/2046	310,000	330,244
Duke Energy Indiana LLC
2.75%, 04/01/2050	314,000	299,533
3.75%, 05/15/2046	225,000	248,966
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	30,000	36,702
Duke Energy Progress LLC
2.90%, 08/15/2051	325,000	317,589
3.70%, 10/15/2046	113,000	125,788
5.70%, 04/01/2035	100,000	133,152
Duke Realty LP
2.88%, 11/15/2029	100,000	105,254
DuPont de Nemours, Inc.
5.32%, 11/15/2038	385,000	496,860
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (A)	190,000	187,996
2.78%, 01/07/2032 (A)	275,000	274,411
3.62%, 08/01/2027 (A)	435,000	466,362
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044 (A)	174,000	207,288
Eaton Corp.
4.15%, 11/02/2042	180,000	211,779
5.80%, 03/15/2037	130,000	164,884
eBay, Inc.
2.60%, 05/10/2031	1,100,000	1,120,450
Edison International
3.55%, 11/15/2024	198,000	209,929
4.95%, 04/15/2025	316,000	347,869
Electronic Arts, Inc.
1.85%, 02/15/2031	210,000	202,845
Eli Lilly & Co.
2.25%, 05/15/2050	577,000	520,194
Emera US Finance LP
2.64%, 06/15/2031 (A) (E)	380,000	380,327
4.75%, 06/15/2046	529,000	622,920
Enable Midstream Partners LP
4.15%, 09/15/2029	270,000	292,388
Energy Transfer LP
2.90%, 05/15/2025	442,000	463,147
4.95%, 01/15/2043	309,000	336,877
5.15%, 02/01/2043 - 03/15/2045	381,000	431,654
5.25%, 04/15/2029	270,000	316,215
5.30%, 04/01/2044	214,000	247,474
5.95%, 10/01/2043	90,000	109,554
6.05%, 06/01/2041	925,000	1,145,663
6.10%, 02/15/2042	80,000	98,948
Eni USA, Inc.
7.30%, 11/15/2027	150,000	194,416
Entergy Arkansas LLC
2.65%, 06/15/2051	190,000	176,683
4.95%, 12/15/2044	86,000	93,992
Entergy Corp.
2.40%, 06/15/2031	320,000	316,804
Entergy Louisiana LLC
2.40%, 10/01/2026	118,000	122,900
2.90%, 03/15/2051	330,000	321,353
3.05%, 06/01/2031	107,000	113,715
4.95%, 01/15/2045	420,000	457,739
Entergy Mississippi LLC
3.50%, 06/01/2051 (E)	60,000	65,360

Transamerica Series Trust	Page 11

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy Texas, Inc.
1.50%, 09/01/2026	$ 205,000	$ 201,824
3.45%, 12/01/2027	45,000	48,333
3.55%, 09/30/2049	512,000	543,536
Enterprise Products Operating LLC
3.70%, 01/31/2051	357,000	376,709
4.25%, 02/15/2048	20,000	22,594
5.75%, 03/01/2035	100,000	126,054
7.55%, 04/15/2038	50,000	76,381
EQM Midstream Partners LP
5.50%, 07/15/2028	290,000	318,600
EQT Corp.
3.90%, 10/01/2027	161,000	174,239
Equinix, Inc.
2.00%, 05/15/2028	610,000	607,913
2.90%, 11/18/2026	290,000	307,401
ERAC USA Finance LLC
4.50%, 02/15/2045 (A)	130,000	157,153
Essex Portfolio LP
2.65%, 03/15/2032 - 09/01/2050	510,000	489,498
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	770,000	806,696
Evergy Metro, Inc.
2.25%, 06/01/2030	212,000	213,490
5.30%, 10/01/2041	50,000	66,386
Evergy, Inc.
2.90%, 09/15/2029	370,000	388,219
Exelon Generation Co. LLC
3.25%, 06/01/2025	535,000	570,370
5.60%, 06/15/2042	195,000	234,706
5.75%, 10/01/2041	500,000	608,492
Exxon Mobil Corp.
2.61%, 10/15/2030	1,277,000	1,336,348
3.00%, 08/16/2039	545,000	562,004
3.10%, 08/16/2049	540,000	545,540
F&G Global Funding
1.75%, 06/30/2026 (A)	270,000	271,365
FedEx Corp.
3.25%, 05/15/2041	200,000	203,349
Fiserv, Inc.
3.20%, 07/01/2026	155,000	167,275
3.50%, 07/01/2029	279,000	303,833
4.40%, 07/01/2049	145,000	173,216
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (A)	736,000	745,774
4.32%, 12/30/2039 (A)	185,000	190,858
Florida Power & Light Co.
3.80%, 12/15/2042	130,000	149,919
4.05%, 06/01/2042	30,000	35,632
5.63%, 04/01/2034	100,000	133,892
Ford Foundation
2.82%, 06/01/2070	95,000	93,759
Ford Motor Credit Co. LLC
3.63%, 06/17/2031	660,000	664,125
4.39%, 01/08/2026	900,000	959,625
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	314,000	325,382
4.63%, 08/01/2030	210,000	227,062
5.25%, 09/01/2029	616,000	669,222
5.40%, 11/14/2034	80,000	96,100
5.45%, 03/15/2043	450,000	554,062
GE Capital Funding LLC
4.40%, 05/15/2030	2,340,000	2,715,695
General Electric Co.
3.63%, 05/01/2030 (E)	305,000	338,737
General Motors Co.
4.88%, 10/02/2023	350,000	378,270
5.15%, 04/01/2038	140,000	166,749
6.13%, 10/01/2025	167,000	195,604

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
General Motors Financial Co., Inc.
1.25%, 01/08/2026	$ 520,000	$ 513,293
2.35%, 01/08/2031 (E)	347,000	338,796
2.70%, 08/20/2027 - 06/10/2031	800,000	815,727
2.75%, 06/20/2025	969,000	1,012,745
3.95%, 04/13/2024	69,000	73,760
4.35%, 01/17/2027	126,000	141,194
5.25%, 03/01/2026	30,000	34,270
Gilead Sciences, Inc.
2.60%, 10/01/2040	719,000	683,095
2.80%, 10/01/2050	458,000	432,135
4.00%, 09/01/2036	434,000	498,348
Glencore Funding LLC
1.63%, 09/01/2025 - 04/27/2026 (A)	445,000	444,370
2.50%, 09/01/2030 (A)	830,000	811,660
2.63%, 09/23/2031 (A)	213,000	208,339
4.00%, 03/27/2027 (A)	315,000	346,254
4.13%, 05/30/2023 (A)	117,000	123,646
4.63%, 04/29/2024 (A)	220,000	239,694
Global Payments, Inc.
2.90%, 05/15/2030	142,000	146,362
3.20%, 08/15/2029	719,000	759,339
4.15%, 08/15/2049	305,000	341,613
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (B), 03/09/2027	1,075,000	1,071,686
Fixed until 09/10/2026, 1.54% (B), 09/10/2027	1,390,000	1,385,287
Fixed until 07/21/2031, 2.38% (B), 07/21/2032	650,000	643,389
Fixed until 04/22/2031, 2.62% (B), 04/22/2032	370,000	373,781
Fixed until 04/22/2041, 3.21% (B), 04/22/2042	500,000	515,926
3.50%, 04/01/2025 - 11/16/2026	1,648,000	1,773,712
Fixed until 08/10/2026 (H), 3.65% (B)	365,000	365,456
Fixed until 06/05/2027, 3.69% (B), 06/05/2028	2,334,000	2,567,805
Fixed until 05/10/2026 (H), 3.80% (B) (E)	374,000	382,882
Fixed until 04/23/2028, 3.81% (B), 04/23/2029	398,000	440,098
Fixed until 10/31/2037, 4.02% (B), 10/31/2038	388,000	446,337
Fixed until 05/01/2028, 4.22% (B), 05/01/2029	275,000	311,018
Fixed until 04/23/2038, 4.41% (B), 04/23/2039	665,000	797,798
Goodman US Finance Three LLC
3.70%, 03/15/2028 (A)	151,000	163,203
Graphic Packaging International LLC
1.51%, 04/15/2026 (A)	323,000	322,709
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (A)	305,000	310,798
2.60%, 10/15/2025 (A)	645,000	660,968
3.45%, 10/15/2027 (A)	509,000	536,338
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (A)	36,000	37,943
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	480,000	474,108
Halliburton Co.
7.60%, 08/15/2096 (A)	40,000	53,539
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	130,000	130,374
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	210,000	247,844

Transamerica Series Trust	Page 12

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Hartford HealthCare Corp.
3.45%, 07/01/2054	$ 580,000	$ 601,977
Hasbro, Inc.
3.90%, 11/19/2029 (E)	371,000	409,403
HCA, Inc.
3.50%, 07/15/2051	645,000	639,875
4.50%, 02/15/2027	1,248,000	1,406,626
5.13%, 06/15/2039	280,000	346,845
5.25%, 06/15/2026 - 06/15/2049	535,000	614,325
5.38%, 09/01/2026	520,000	594,958
5.50%, 06/15/2047	142,000	183,762
5.63%, 09/01/2028	971,000	1,155,199
5.88%, 02/15/2026 - 02/01/2029	282,000	331,668
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	460,000	440,503
3.10%, 02/15/2030	635,000	667,062
Healthpeak Properties, Inc.
2.88%, 01/15/2031	210,000	218,757
3.00%, 01/15/2030	200,000	210,764
3.50%, 07/15/2029	236,000	258,006
Hess Corp.
5.60%, 02/15/2041	180,000	224,481
HollyFrontier Corp.
2.63%, 10/01/2023	365,000	376,812
5.88%, 04/01/2026	154,000	176,710
Home Depot, Inc.
2.38%, 03/15/2051	280,000	253,864
2.75%, 09/15/2051	555,000	538,963
3.30%, 04/15/2040	159,000	171,924
HP, Inc.
3.00%, 06/17/2027	165,000	176,109
Humana, Inc.
1.35%, 02/03/2027	610,000	601,519
Hyundai Capital America
1.15%, 11/10/2022 (A)	383,000	385,126
1.30%, 01/08/2026 (A)	295,000	290,234
1.50%, 06/15/2026 (A)	445,000	440,112
1.65%, 09/17/2026 (A)	430,000	425,976
1.80%, 10/15/2025 - 01/10/2028 (A)	555,000	552,693
2.10%, 09/15/2028 (A)	515,000	506,778
2.38%, 10/15/2027 (A)	935,000	947,139
Indiana Michigan Power Co.
3.25%, 05/01/2051	460,000	473,523
Intact US Holdings, Inc.
4.60%, 11/09/2022	250,000	259,883
Intel Corp.
3.05%, 08/12/2051	450,000	448,862
3.73%, 12/08/2047	110,000	122,430
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050 (A)	410,000	429,210
5.00%, 09/26/2048	126,000	162,570
International Lease Finance Corp.
5.88%, 08/15/2022	150,000	156,886
ITC Holdings Corp.
2.95%, 05/14/2030 (A)	1,121,000	1,175,229
JB Hunt Transport Services, Inc.
3.88%, 03/01/2026	215,000	237,945
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (A)	285,000	291,597
4.30%, 01/15/2026 (A)	215,000	236,686
6.15%, 06/01/2037	60,000	79,758
JetBlue Pass-Through Trust
8.00%, 11/15/2027	279,933	327,546
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	66,496	81,124

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Johnson & Johnson
2.25%, 09/01/2050	$ 215,000	$ 198,470
3.40%, 01/15/2038	156,000	175,559
Kansas City Southern
3.50%, 05/01/2050	255,000	267,447
4.70%, 05/01/2048	222,000	274,591
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	310,000	333,519
3.43%, 06/15/2027	550,000	604,053
4.42%, 05/25/2025	112,000	124,425
4.60%, 05/25/2028	368,000	426,888
KeyCorp
4.15%, 10/29/2025	130,000	144,619
Kimco Realty Corp.
2.25%, 12/01/2031	210,000	204,893
Kinder Morgan, Inc.
2.00%, 02/15/2031 (E)	629,000	606,899
3.25%, 08/01/2050	260,000	250,034
5.05%, 02/15/2046	250,000	302,752
KLA Corp.
3.30%, 03/01/2050	150,000	157,424
4.10%, 03/15/2029	460,000	523,054
Kohl’s Corp.
3.38%, 05/01/2031 (E)	496,000	510,874
Kraft Heinz Foods Co.
3.75%, 04/01/2030	430,000	468,472
4.25%, 03/01/2031	570,000	643,710
4.63%, 10/01/2039	202,000	234,996
Kroger Co.
3.95%, 01/15/2050	250,000	283,043
4.45%, 02/01/2047	115,000	137,187
8.00%, 09/15/2029	125,000	173,546
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	210,000	202,035
4.40%, 06/15/2028	441,000	502,831
Lear Corp.
5.25%, 05/15/2049 (E)	615,000	762,195
Leidos, Inc.
2.30%, 02/15/2031	664,000	648,761
2.95%, 05/15/2023	90,000	93,027
Lennar Corp.
4.50%, 04/30/2024	105,000	113,529
4.75%, 11/29/2027	485,000	561,969
5.00%, 06/15/2027	800,000	927,528
Lennox International, Inc.
1.35%, 08/01/2025	540,000	539,929
Liberty Mutual Group, Inc.
4.57%, 02/01/2029 (A)	100,000	116,139
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (A)	220,000	270,978
Life Storage LP
2.40%, 10/15/2031 (G)	180,000	178,035
4.00%, 06/15/2029	350,000	391,716
Lincoln National Corp.
4.00%, 09/01/2023	100,000	106,600
Lockheed Martin Corp.
2.80%, 06/15/2050	220,000	217,222
3.80%, 03/01/2045	324,000	375,010
4.50%, 05/15/2036	150,000	185,555
Louisville Gas & Electric Co.
4.65%, 11/15/2043	30,000	36,722
Lowe’s Cos., Inc.
2.50%, 04/15/2026	150,000	158,175
2.63%, 04/01/2031	525,000	537,923
2.80%, 09/15/2041	180,000	174,707
3.65%, 04/05/2029	255,000	282,079
3.70%, 04/15/2046	569,000	623,027

Transamerica Series Trust	Page 13

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
LYB International Finance III LLC
3.38%, 05/01/2030	$ 305,000	$ 331,104
3.63%, 04/01/2051 (E)	320,000	335,566
Magellan Midstream Partners LP
5.15%, 10/15/2043	52,000	63,606
Marathon Petroleum Corp.
4.50%, 05/01/2023	78,000	82,428
4.70%, 05/01/2025	45,000	50,215
Marriott International, Inc.
4.00%, 04/15/2028	246,000	270,020
4.65%, 12/01/2028	254,000	289,251
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	470,000	478,612
3.45%, 06/01/2027	156,000	169,797
Masco Corp.
2.00%, 10/01/2030	290,000	280,055
6.50%, 08/15/2032	250,000	330,020
Massachusetts Electric Co.
4.00%, 08/15/2046 (A)	113,000	123,771
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (A)	250,000	272,375
McDonald’s Corp.
3.63%, 09/01/2049	71,000	77,230
3.70%, 02/15/2042	380,000	416,632
McKesson Corp.
0.90%, 12/03/2025	250,000	245,879
MDC Holdings, Inc.
2.50%, 01/15/2031	370,000	360,591
3.85%, 01/15/2030	930,000	997,890
3.97%, 08/06/2061	235,000	225,076
MedStar Health, Inc.
3.63%, 08/15/2049	280,000	307,413
Memorial Health Services
3.45%, 11/01/2049	535,000	593,003
Merck & Co., Inc.
2.35%, 06/24/2040	200,000	189,952
MetLife, Inc.
4.13%, 08/13/2042	97,000	114,924
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (A)	230,000	245,687
3.00%, 09/19/2027 (A)	170,000	183,111
Microchip Technology, Inc.
0.97%, 02/15/2024 (A)	760,000	760,384
0.98%, 09/01/2024 (A)	515,000	514,298
2.67%, 09/01/2023	290,000	300,647
Microsoft Corp.
2.68%, 06/01/2060	190,000	183,258
2.92%, 03/17/2052	200,000	207,432
3.04%, 03/17/2062	73,000	76,806
3.45%, 08/08/2036	179,000	204,698
3.50%, 11/15/2042	75,000	85,844
3.70%, 08/08/2046	493,000	581,236
Mid-America Apartments LP
1.70%, 02/15/2031	150,000	142,164
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (A)	50,000	55,969
Mississippi Power Co.
3.95%, 03/30/2028	140,000	155,875
Monongahela Power Co.
3.55%, 05/15/2027 (A)	460,000	503,256
Moody’s Corp.
2.55%, 08/18/2060	180,000	157,041
Morgan Stanley
Fixed until 12/10/2025, 0.99% (B), 12/10/2026	590,000	579,886
Fixed until 07/20/2026, 1.51% (B), 07/20/2027	810,000	805,783

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 05/04/2026, 1.59% (B), 05/04/2027	$ 710,000	$ 711,568
Fixed until 02/13/2031, 1.79% (B), 02/13/2032	588,000	559,342
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	800,000	826,125
Fixed until 07/21/2031, 2.24% (B), 07/21/2032	950,000	934,340
Fixed until 09/16/2031, 2.48% (B), 09/16/2036	10,000	9,780
Fixed until 01/22/2030, 2.70% (B), 01/22/2031	689,000	710,340
Fixed until 01/25/2051, 2.80% (B), 01/25/2052	305,000	292,870
Fixed until 04/22/2041, 3.22% (B), 04/22/2042	560,000	584,567
Fixed until 07/22/2027, 3.59% (B), 07/22/2028	615,000	674,082
Fixed until 04/01/2030, 3.62% (B), 04/01/2031	546,000	601,168
3.88%, 01/27/2026	387,000	428,239
Fixed until 01/23/2029, 4.43% (B), 01/23/2030	564,000	650,663
5.00%, 11/24/2025	334,000	381,792
Mosaic Co.
4.05%, 11/15/2027	65,000	73,003
MPLX LP
4.00%, 03/15/2028	129,000	142,627
4.50%, 04/15/2038	488,000	548,428
MultiCare Health System
2.80%, 08/15/2050	120,000	118,938
National Retail Properties, Inc.
3.00%, 04/15/2052	145,000	137,295
3.50%, 10/15/2027	80,000	86,736
3.60%, 12/15/2026	124,000	134,812
4.30%, 10/15/2028	400,000	451,606
Netflix, Inc.
4.88%, 04/15/2028	855,000	985,387
4.88%, 06/15/2030 (A)	418,000	492,195
Nevada Power Co.
5.45%, 05/15/2041	30,000	39,557
6.65%, 04/01/2036	100,000	146,037
New England Power Co.
3.80%, 12/05/2047 (A)	92,000	100,465
New York & Presbyterian Hospital
2.26%, 08/01/2040	340,000	317,057
New York Life Global Funding
1.85%, 08/01/2031 (A)	325,000	316,016
3.00%, 01/10/2028 (A)	137,000	147,545
New York Life Insurance Co.
3.75%, 05/15/2050 (A)	125,000	139,715
4.45%, 05/15/2069 (A)	430,000	536,559
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 2.13%, 2.24% (B), 06/15/2067	302,000	286,896
NGPL PipeCo LLC
3.25%, 07/15/2031 (A)	280,000	286,690
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	250,000	242,506
3.51%, 10/01/2024 (A)	141,000	150,497
NIKE, Inc.
3.25%, 03/27/2040	380,000	415,060
NiSource, Inc.
1.70%, 02/15/2031	190,000	178,765
2.95%, 09/01/2029	638,000	666,499
5.65%, 02/01/2045	89,000	121,815
5.80%, 02/01/2042	57,000	75,944

Transamerica Series Trust	Page 14

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (A)	$ 265,000	$ 262,129
2.45%, 09/15/2028 (A)	120,000	118,597
Nordstrom, Inc.
4.00%, 03/15/2027 (E)	340,000	351,289
4.25%, 08/01/2031 (E)	339,000	343,284
Norfolk Southern Corp.
3.05%, 05/15/2050	685,000	681,000
3.85%, 01/15/2024	125,000	132,971
3.95%, 10/01/2042	130,000	149,703
4.05%, 08/15/2052	127,000	148,750
Northern Natural Gas Co.
3.40%, 10/16/2051 (A)	150,000	152,398
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (B), 05/08/2032	280,000	301,262
Northrop Grumman Corp.
3.20%, 02/01/2027	112,000	121,656
3.25%, 01/15/2028	996,000	1,076,716
3.85%, 04/15/2045	260,000	294,953
Northwell Healthcare, Inc.
4.26%, 11/01/2047	395,000	463,653
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (A)	270,000	270,701
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (A)	150,000	170,762
Novartis Capital Corp.
2.75%, 08/14/2050	173,000	173,634
NRG Energy, Inc.
2.00%, 12/02/2025 (A)	180,000	182,927
2.45%, 12/02/2027 (A)	200,000	202,809
3.75%, 06/15/2024 (A)	667,000	711,346
NYU Langone Hospitals
3.38%, 07/01/2055	225,000	233,996
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	142,000	157,728
Office Properties Income Trust
2.40%, 02/01/2027	370,000	365,449
2.65%, 06/15/2026	803,000	809,692
4.00%, 07/15/2022	251,000	256,802
OGE Energy Corp.
0.70%, 05/26/2023	190,000	190,015
Ohio Power Co.
2.90%, 10/01/2051	305,000	293,920
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	230,000	230,001
ONEOK Partners LP
6.65%, 10/01/2036	220,000	294,744
ONEOK, Inc.
2.20%, 09/15/2025	250,000	255,322
Oracle Corp.
2.30%, 03/25/2028	690,000	705,061
2.80%, 04/01/2027	611,000	646,965
2.88%, 03/25/2031	760,000	782,684
3.60%, 04/01/2040 - 04/01/2050	1,524,000	1,559,145
3.80%, 11/15/2037	160,000	172,358
3.85%, 07/15/2036	135,000	146,443
Pacific Gas & Electric Co.
1.37%, 03/10/2023	455,000	453,385
3-Month LIBOR + 1.38%, 1.50% (B), 11/15/2021	765,000	765,357
1.75%, 06/16/2022	1,125,000	1,123,201
2.95%, 03/01/2026	170,000	174,506
3.45%, 07/01/2025	435,000	454,271
3.50%, 08/01/2050	180,000	162,899
3.75%, 08/15/2042	88,000	79,359
4.30%, 03/15/2045	150,000	147,647
4.45%, 04/15/2042	461,000	458,205
4.60%, 06/15/2043	270,000	268,808

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (B), 10/24/2067 (A)	$ 124,000	$ 140,876
PacifiCorp
2.70%, 09/15/2030	188,000	195,468
2.90%, 06/15/2052	169,000	162,983
3.30%, 03/15/2051	472,000	488,928
4.13%, 01/15/2049	226,000	265,407
Pennsylvania Electric Co.
3.60%, 06/01/2029 (A)	150,000	161,006
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 03/14/2023 (A)	150,000	154,232
4.13%, 08/01/2023 (A)	184,000	194,987
4.88%, 07/11/2022 (A)	100,000	103,360
Pepperdine University
3.30%, 12/01/2059	230,000	237,394
PepsiCo, Inc.
3.45%, 10/06/2046	155,000	171,137
3.50%, 03/19/2040	72,000	80,079
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (A)	270,000	254,564
Pfizer, Inc.
2.70%, 05/28/2050	414,000	407,091
Philip Morris International, Inc.
3.88%, 08/21/2042	350,000	378,915
Phillips 66
2.15%, 12/15/2030 (E)	430,000	419,027
Phillips 66 Partners LP
3.15%, 12/15/2029	205,000	214,050
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	325,000	314,925
Pioneer Natural Resources Co.
1.90%, 08/15/2030	580,000	554,492
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	291,000	298,218
4.70%, 06/15/2044	530,000	567,739
5.15%, 06/01/2042	140,000	156,877
PPL Capital Funding, Inc.
3-Month LIBOR + 2.67%, 2.80% (B), 03/30/2067	569,000	549,011
Precision Castparts Corp.
3.25%, 06/15/2025	106,000	113,990
4.20%, 06/15/2035	160,000	189,247
Private Export Funding Corp.
2.80%, 05/15/2022	400,000	406,354
Progress Energy, Inc.
7.00%, 10/30/2031	110,000	149,771
Prologis LP
2.13%, 10/15/2050	130,000	110,685
Prudential Financial, Inc.
3.70%, 03/13/2051	155,000	176,203
3.91%, 12/07/2047	184,000	212,816
Prudential Insurance Co. of America
8.30%, 07/01/2025 (A)	300,000	370,846
Public Service Co. of Colorado
4.30%, 03/15/2044	260,000	313,058
Public Service Co. of Oklahoma
2.20%, 08/15/2031	265,000	261,076
6.63%, 11/15/2037	80,000	113,307
Public Service Electric & Gas Co.
2.70%, 05/01/2050	222,000	213,203

Transamerica Series Trust	Page 15

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Puget Energy, Inc.
2.38%, 06/15/2028 (A)	$ 561,000	$ 560,629
Qorvo, Inc.
4.38%, 10/15/2029	205,000	223,450
Quanta Services, Inc.
2.35%, 01/15/2032	390,000	381,122
2.90%, 10/01/2030	370,000	382,328
Raytheon Technologies Corp.
2.82%, 09/01/2051	515,000	489,764
3.13%, 07/01/2050	390,000	393,064
3.75%, 11/01/2046	360,000	398,795
4.13%, 11/16/2028	1,020,000	1,159,975
4.15%, 05/15/2045	198,000	232,447
4.50%, 06/01/2042	261,000	320,080
Realty Income Corp.
3.25%, 01/15/2031	100,000	108,791
3.88%, 04/15/2025	175,000	191,638
Regency Centers LP
2.95%, 09/15/2029	745,000	780,834
3.70%, 06/15/2030	230,000	253,609
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,024,000	973,051
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	600,000	597,694
Republic Services, Inc.
1.45%, 02/15/2031 (E)	230,000	215,266
Reynolds American, Inc.
5.70%, 08/15/2035	120,000	143,431
Rockwell Automation, Inc.
2.80%, 08/15/2061	255,000	242,145
Roper Technologies, Inc.
1.40%, 09/15/2027	320,000	315,835
1.75%, 02/15/2031	190,000	180,966
2.00%, 06/30/2030	150,000	146,701
2.95%, 09/15/2029	269,000	285,061
S&P Global, Inc.
2.30%, 08/15/2060	259,000	219,556
3.25%, 12/01/2049	500,000	536,680
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	835,000	931,589
4.50%, 05/15/2030	809,000	931,569
5.00%, 03/15/2027	225,000	258,549
Sabra Health Care LP
3.20%, 12/01/2031	305,000	298,104
salesforce.com, Inc.
2.90%, 07/15/2051	335,000	334,010
San Diego Gas & Electric Co.
2.95%, 08/15/2051	310,000	306,386
3.32%, 04/15/2050	110,000	116,004
4.30%, 04/01/2042	60,000	69,674
SART
4.75%, 07/15/2024	603,690	603,690
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	329,000	362,385
Sempra Energy
Fixed until 10/15/2025 (H), 4.88% (B)	364,000	394,940
Smithfield Foods, Inc.
3.00%, 10/15/2030 (A)	380,000	382,080
Southern California Edison Co.
1.85%, 02/01/2022	5,500	5,517
2.95%, 02/01/2051	280,000	256,673
3.60%, 02/01/2045	210,000	211,692
3.65%, 03/01/2028 - 02/01/2050	221,000	234,911
3.70%, 08/01/2025	80,000	86,923
3.90%, 12/01/2041	40,000	40,903
4.05%, 03/15/2042	325,000	348,026
4.13%, 03/01/2048	130,000	141,547

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southern California Gas Co.
2.55%, 02/01/2030	$ 477,000	$ 489,540
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	375,000	356,606
3.15%, 09/30/2051 (E)	345,000	344,658
3.25%, 06/15/2026	32,000	34,314
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	140,000	197,846
Southern Power Co.
5.15%, 09/15/2041	465,000	567,280
Southwest Gas Corp.
3.80%, 09/29/2046	100,000	106,938
Southwestern Electric Power Co.
3.90%, 04/01/2045	120,000	130,963
Southwestern Public Service Co.
6.00%, 10/01/2036	97,000	127,223
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	142,676	145,672
Starbucks Corp.
2.55%, 11/15/2030	260,000	266,778
3.75%, 12/01/2047	223,000	242,135
Steel Dynamics, Inc.
1.65%, 10/15/2027	267,000	264,050
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (A) (E)	278,000	274,934
SVB Financial Group
Fixed until 05/15/2026 (H), 4.00% (B)	330,000	339,075
Sysco Corp.
2.40%, 02/15/2030	680,000	689,501
3.30%, 02/15/2050	418,000	427,743
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,196,000	1,205,988
2.25%, 11/15/2031	433,000	424,070
3.00%, 02/15/2041	350,000	337,912
3.60%, 11/15/2060 (A)	410,000	401,964
3.75%, 04/15/2027	1,605,000	1,767,362
3.88%, 04/15/2030	383,000	423,563
4.38%, 04/15/2040	211,000	242,646
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (A)	200,000	241,126
Fixed until 09/15/2024, 4.38% (B), 09/15/2054 (A)	90,000	94,487
Texas Eastern Transmission LP
2.80%, 10/15/2022 (A)	129,000	131,249
Texas Health Resources
2.33%, 11/15/2050	110,000	97,072
4.33%, 11/15/2055	250,000	322,836
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	605,000	591,205
Time Warner Cable LLC
4.50%, 09/15/2042	110,000	119,279
5.50%, 09/01/2041	450,000	550,484
5.88%, 11/15/2040	110,000	138,505
6.55%, 05/01/2037	80,000	107,773
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	260,000	385,681
Trustees of Boston University
3.17%, 10/01/2050	380,000	399,674
Tucson Electric Power Co.
4.00%, 06/15/2050	200,000	232,258
TWDC Enterprises 18 Corp.
3.70%, 12/01/2042	120,000	135,316
Tyson Foods, Inc.
5.15%, 08/15/2044	140,000	180,539

Transamerica Series Trust	Page 16

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UDR, Inc.
1.90%, 03/15/2033	$ 240,000	$ 222,577
2.10%, 08/01/2032	170,000	162,852
3.00%, 08/15/2031	110,000	114,978
3.20%, 01/15/2030	300,000	320,918
Union Electric Co.
2.15%, 03/15/2032	330,000	326,598
2.95%, 06/15/2027	107,000	114,253
2.95%, 03/15/2030 (E)	423,000	449,671
Union Pacific Corp.
3.55%, 08/15/2039	788,000	875,329
3.60%, 09/15/2037	370,000	411,273
United Airlines Pass-Through Trust
2.88%, 04/07/2030	611,237	618,461
3.10%, 04/07/2030	277,094	276,283
3.50%, 09/01/2031	205,224	216,284
3.70%, 09/01/2031	382,112	386,616
3.75%, 03/03/2028	198,861	209,072
4.15%, 10/11/2025 - 02/25/2033	671,881	716,530
4.30%, 02/15/2027	174,340	187,112
4.55%, 08/25/2031	328,100	347,884
UnitedHealth Group, Inc.
2.30%, 05/15/2031	260,000	264,727
2.75%, 05/15/2040	541,000	541,644
3.05%, 05/15/2041	150,000	155,032
3.25%, 05/15/2051	590,000	627,256
3.50%, 08/15/2039	685,000	757,830
4.63%, 07/15/2035	143,000	177,939
Universal Health Services, Inc.
2.65%, 10/15/2030 - 01/15/2032 (A)	1,342,000	1,340,561
University of Southern California
3.23%, 10/01/2120	240,000	241,083
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	220,000	242,254
Valero Energy Corp.
1.20%, 03/15/2024	230,000	232,535
2.15%, 09/15/2027	450,000	452,913
Ventas Realty LP
2.50%, 09/01/2031	320,000	315,501
VEREIT Operating Partnership LP
3.40%, 01/15/2028	420,000	453,842
VeriSign, Inc.
2.70%, 06/15/2031	340,000	345,556
Verizon Communications, Inc.
1.68%, 10/30/2030	345,000	327,693
2.10%, 03/22/2028	355,000	360,053
2.36%, 03/15/2032 (A)	255,000	251,987
2.55%, 03/21/2031	175,000	177,124
2.65%, 11/20/2040	577,000	540,952
2.88%, 11/20/2050	570,000	530,193
2.99%, 10/30/2056	746,000	692,682
3.40%, 03/22/2041	435,000	453,348
3.55%, 03/22/2051	130,000	136,350
3.70%, 03/22/2061	250,000	263,183
4.02%, 12/03/2029	240,000	271,602
4.27%, 01/15/2036	995,000	1,167,023
4.33%, 09/21/2028	979,000	1,124,436
4.40%, 11/01/2034	811,000	959,126
4.67%, 03/15/2055	315,000	393,787
4.86%, 08/21/2046	109,000	138,515
ViacomCBS, Inc.
2.90%, 01/15/2027	93,000	98,745
3.70%, 08/15/2024	81,000	86,901
4.20%, 05/19/2032 (E)	21,000	23,993
4.38%, 03/15/2043	170,000	194,622
4.60%, 01/15/2045	259,000	309,643
4.85%, 07/01/2042	80,000	95,941
5.85%, 09/01/2043	65,000	88,484
Fixed until 02/28/2027, 6.25% (B), 02/28/2057	298,000	341,210

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Viatris, Inc.
2.30%, 06/22/2027 (A)	$ 614,000	$ 626,735
Virginia Electric & Power Co.
2.45%, 12/15/2050	295,000	268,865
Visa, Inc.
2.70%, 04/15/2040	256,000	261,376
Vistra Operations Co. LLC
3.55%, 07/15/2024 (A)	250,000	262,920
3.70%, 01/30/2027 (A)	270,000	284,607
4.30%, 07/15/2029 (A)	570,000	606,938
VMware, Inc.
1.40%, 08/15/2026	599,000	595,985
2.20%, 08/15/2031	275,000	268,558
2.95%, 08/21/2022	319,000	325,598
3.90%, 08/21/2027	297,000	330,840
4.65%, 05/15/2027	232,000	266,271
4.70%, 05/15/2030 (E)	199,000	234,361
Volkswagen Group of America Finance LLC
1.25%, 11/24/2025 (A)	490,000	487,601
1.63%, 11/24/2027 (A)	200,000	197,749
Walt Disney Co.
3.50%, 05/13/2040	288,000	317,316
9.50%, 07/15/2024	60,000	74,329
WEA Finance LLC
2.88%, 01/15/2027 (A)	520,000	538,482
Wells Fargo & Co.
Fixed until 04/30/2025, 2.19% (B), 04/30/2026	1,080,000	1,114,329
Fixed until 06/02/2027, 2.39% (B), 06/02/2028	530,000	545,902
Fixed until 10/30/2024, 2.41% (B), 10/30/2025	540,000	562,236
Fixed until 04/30/2040, 3.07% (B), 04/30/2041	1,593,000	1,633,414
Fixed until 06/17/2026, 3.20% (B), 06/17/2027	1,838,000	1,972,122
Fixed until 05/22/2027, 3.58% (B), 05/22/2028	188,000	205,731
Fixed until 03/15/2026 (H), 3.90% (B)	589,000	607,406
4.40%, 06/14/2046	255,000	302,619
4.65%, 11/04/2044	123,000	150,466
4.90%, 11/17/2045	90,000	113,789
5.38%, 11/02/2043	200,000	264,651
Welltower, Inc.
3.10%, 01/15/2030	517,000	546,111
6.50%, 03/15/2041	140,000	200,451
Westlake Chemical Corp.
3.60%, 07/15/2022	150,000	152,492
Williams Cos., Inc.
4.85%, 03/01/2048 (E)	146,000	178,116
4.90%, 01/15/2045	132,000	157,661
5.40%, 03/04/2044	290,000	364,313
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	117,035
3.65%, 12/15/2042	30,000	32,595
WP Carey, Inc.
2.25%, 04/01/2033	365,000	348,205
2.40%, 02/01/2031	260,000	256,320
4.25%, 10/01/2026	80,000	89,699
Xcel Energy, Inc.
2.60%, 12/01/2029	330,000	340,837
3.50%, 12/01/2049	262,000	278,574
Xilinx, Inc.
2.38%, 06/01/2030	445,000	453,538

Transamerica Series Trust	Page 17

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	$ 200,000	$ 184,899
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/2030	660,000	721,156
4.45%, 08/15/2045	85,000	100,462
Zoetis, Inc.
2.00%, 05/15/2030	260,000	257,175
3.90%, 08/20/2028	345,000	387,365

		354,290,551

Virgin Islands, British - 0.1%
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (A)	360,000	391,497
TSMC Global Ltd.
1.25%, 04/23/2026 (A)	705,000	697,745
2.25%, 04/23/2031 (A)	310,000	308,346

		1,397,588

Total Corporate Debt Securities (Cost $481,874,871)		489,902,749

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bond
3.13%, 04/15/2031	675,000	631,328
4.00%, 02/26/2024	200,000	209,252
5.00%, 06/15/2045	200,000	194,496
7.38%, 09/18/2037	100,000	122,439

		1,157,515

Israel - 0.1%
Israel Government AID Bond
Zero Coupon, 08/15/2025	1,000,000	951,435

Mexico - 0.2%
Mexico Government International Bond
2.66%, 05/24/2031 (E)	277,000	266,806
3.75%, 01/11/2028 (E)	1,151,000	1,252,772
3.77%, 05/24/2061	205,000	181,841
4.13%, 01/21/2026 (E)	200,000	223,496
4.28%, 08/14/2041	200,000	203,500
4.50%, 01/31/2050 (E)	265,000	271,214
4.75%, 03/08/2044	332,000	353,892

		2,753,521

Panama - 0.0% (F)
Panama Government International Bond
4.50%, 04/16/2050	200,000	216,806

Saudi Arabia - 0.0% (F)
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (A)	200,000	194,452

Total Foreign Government Obligations (Cost $5,139,598)		5,273,729

MORTGAGE-BACKED SECURITIES - 4.4%
United States - 4.4%
Alternative Loan Trust
Series 2004-28CB, Class 3A1,
6.00%, 01/25/2035	204,599	209,507

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
BAMLL Commercial Mortgage Securities Trust
Series 2012-PARK, Class A,
2.96%, 12/10/2030 (A)	$ 100,000	$ 102,494
Series 2014-520M, Class C,
4.35% (B), 08/15/2046 (A)	150,000	162,659
Banc of America Mortgage Trust
Series 2003-J, Class 3A2,
2.30% (B), 11/25/2033	13,113	13,433
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (A)	900,000	948,521
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.21% (B), 07/25/2033	8,238	8,617
Series 2006-1, Class A1,
1-Year CMT + 2.25%, 2.37% (B), 02/25/2036	67,485	68,883
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (B), 06/11/2041 (A)	610	1
BVRT Financing Trust
Series 2020-3F, Class A,
3.15%, 11/10/2022 (C) (D) (I)	726,775	726,775
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.37% (B), 02/25/2037	14,179	14,428
Series 2007-A1, Class 8A1,
2.47% (B), 02/25/2037	159,263	165,302
Series 2007-A2, Class 2A1,
2.44% (B), 06/25/2035	7,085	7,222
CHL Mortgage Pass-Through Trust
Series 2004-22, Class A1,
2.80% (B), 11/25/2034	233,512	237,485
Series 2004-3, Class A26,
5.50%, 04/25/2034	17,286	18,087
Series 2004-3, Class A4,
5.75%, 04/25/2034	13,829	14,494
Series 2004-HYB6, Class A3,
2.61% (B), 11/20/2034	197,078	205,085
Series 2005-15, Class A3,
5.75%, 08/25/2035	135,306	103,428
Series 2007-2, Class A16,
6.00%, 03/25/2037	399,310	277,904
Citicorp Mortgage Securities, Inc.
Series 2004-3, Class A5,
5.25%, 05/25/2034	28,662	29,692
COMM Mortgage Trust
Series 2013-300P, Class A1,
4.35%, 08/10/2030 (A)	500,000	525,564
Series 2013-SFS, Class A2,
3.09% (B), 04/12/2035 (A)	156,000	159,541
Series 2014-CR19, Class A5,
3.80%, 08/10/2047	750,000	806,774
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	437,000	476,566
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,565,000	1,719,611
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	10,127	10,479
Series 2003-AR26, Class 2A1,
2.75% (B), 11/25/2033	115,275	116,773
CSFB Mortgage-Backed Pass-Through Certificates
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	29,163	30,665

Transamerica Series Trust	Page 18

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (A)	$ 600,000	$ 570,831
FMC GMSR Issuer Trust
3.69%, 02/25/2024	1,965,000	1,972,231
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,200,000	1,191,508
Series 2021-GT1, Class A,
3.62% (B), 07/25/2026 (A)	1,500,000	1,495,465
GS Mortgage Securities Corp. Trust
Series 2012-ALOH, Class A,
3.55%, 04/10/2034 (A)	700,000	704,877
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.44% (B), 09/25/2035 (A)	41,248	35,606
GSR Mortgage Loan Trust
Series 2003-10, Class 1A1,
2.39% (B), 10/25/2033	6,554	6,854
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	16,924	17,638
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	6,405	6,571
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (B), 11/25/2024 (A)	1,120,000	1,128,207
Series 2018-RPL1, Class A,
3.88% (B), 08/25/2024 (A)	1,565,000	1,572,740
Series 2019-RPL1, Class NOTE,
3.97% (B), 06/25/2024 (A)	24,543	24,588
Impac CMB Trust
Series 2004-4, Class 1A2,
1-Month LIBOR + 0.62%, 0.71% (B), 09/25/2034	90,083	88,673
Series 2005-4, Class 1A1A,
1-Month LIBOR + 0.27%, 0.63% (B), 05/25/2035	311,047	311,386
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.30%, 0.69% (B), 05/25/2035	23,274	23,541
Series 2005-4, Class 2B1,
1-Month LIBOR + 1.65%, 2.56% (B), 05/25/2035	338,533	346,665
Series 2005-8, Class 1AM,
1-Month LIBOR + 0.70%, 0.79% (B), 02/25/2036	435,161	423,451
Series 2007-A, Class M3,
1-Month LIBOR + 2.25%, 2.34% (B), 05/25/2037 (A)	410,263	410,981
Impac Secured Assets CMN Owner Trust
Series 2003-3, Class A1,
5.15% (B), 08/25/2033	24,073	24,938
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%, 0.79% (B), 05/25/2036	10,616	10,697
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (A)	1,035,000	1,087,818
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-LDP8, Class X,
0.23% (B), 05/15/2045 (J)	1,970	0
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1,
1.60% (B), 02/25/2034	5,050	4,920
Series 2006-A2, Class 5A3,
2.36% (B), 11/25/2033	9,400	9,536

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2,
3.99%, 02/15/2036 (A)	$ 192,000	$ 212,380
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ,
5.45% (B), 09/15/2039	269,797	122,007
LHOME Mortgage Trust
Series 2019-RTL2, Class A1,
3.84%, 03/25/2024 (A)	419,698	421,634
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (A)	1,660,000	1,667,320
Series 2021-RTL1, Class A1,
2.09% (B), 09/25/2026 (A)	570,000	568,842
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.62% (B), 04/21/2034	18,239	18,377
Series 2004-13, Class 3A7,
2.73% (B), 11/21/2034	8,731	8,874
Series 2004-13, Class 3A7B,
1-Year CMT + 2.00%, 2.08% (B), 11/21/2034	130,966	134,449
MASTR Alternative Loan Trust
Series 2004-4, Class 1A1,
5.50%, 05/25/2034	18,443	19,101
MASTR Alternative Loan Trust, Principal Only STRIPS
Series 2003-8, Class 15,
Zero Coupon, 11/25/2018	556	549
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	29,507	30,418
MASTR Seasoned Securitization Trust
Series 2004-2, Class A2,
6.50% (B), 08/25/2032	36,685	38,349
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 0.71% (B), 10/25/2028	160,469	163,082
Series 2003-H, Class A1,
1-Month LIBOR + 0.64%, 0.73% (B), 01/25/2029	44,302	43,885
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 0.55% (B), 04/25/2029	33,694	33,530
ML-CFC Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-4, Class XC,
1.37% (B), 12/12/2049 (A) (J)	949	0
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-IQ12, Class X1,
0.24% (B), 12/15/2043 (A)	21,737	10
MortgageIT Trust
Series 2005-5, Class A1,
1-Month LIBOR + 0.52%, 0.61% (B), 12/25/2035	90,785	91,565
MRCD Mortgage Trust
Series 2019-PARK, Class A,
2.72%, 12/15/2036 (A)	1,230,000	1,274,481
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (B), 09/27/2060 (A)	1,294,644	1,294,876

Transamerica Series Trust	Page 19

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
PRPM LLC
Series 2021-1, Class A1,
2.12% (B), 01/25/2026 (A)	$ 1,025,539	$ 1,027,390
Series 2021-2, Class A1,
2.12% (B), 03/25/2026 (A)	824,279	825,483
Series 2021-3, Class A1,
1.87% (B), 04/25/2026 (A)	711,186	714,201
RALI Trust
Series 2004-QA4, Class NB3,
2.70% (B), 09/25/2034	6,382	6,489
RBS Commercial Funding, Inc. Trust
Series 2013-SMV, Class A,
3.26%, 03/11/2031 (A)	160,000	163,256
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C,
3.50%, 06/25/2057	4,716,605	5,026,450
Series 2018-1, Class M60C,
3.50%, 05/25/2057	3,046,823	3,233,539
Series 2018-2, Class M55D,
4.00%, 11/25/2057	2,051,006	2,217,091
Series 2018-3, Class M55D,
4.00% (B), 08/25/2057	1,965,624	2,137,272
Series 2018-4, Class MA,
3.50%, 03/25/2058	844,827	885,177
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,308,454	1,392,931
Series 2019-3, Class MB,
3.50%, 10/25/2058	656,912	741,908
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,048,284	1,141,313
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 0.85% (B), 04/20/2033	60,578	61,700
Series 2003-2, Class A1,
1-Month LIBOR + 0.66%, 0.75% (B), 06/20/2033	16,129	16,142
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.69% (B), 12/20/2034	23,916	24,702
Series 2004-5, Class A2,
1-Month LIBOR + 0.52%, 0.61% (B), 06/20/2034	84,814	84,785
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 0.79% (B), 09/20/2034	112,580	112,373
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 0.77% (B), 10/20/2034	85,533	84,123
Series 2007-3, Class 1A1,
1-Month LIBOR + 0.40%, 0.49% (B), 07/20/2036	128,747	125,737
Series 2010, Class 1A,
1-Month LIBOR + 0.80%, 0.89% (B), 10/20/2027	24,041	24,417
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (A)	1,390,000	1,434,897
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4,
2.44% (B), 02/25/2034	159,066	161,520
Series 2004-12, Class 9A,
2.65% (B), 09/25/2034	220,991	234,951
Series 2004-18, Class 4A1,
2.44% (B), 12/25/2034	106,084	108,933
Series 2004-4, Class 5A,
2.53% (B), 04/25/2034	3,881	3,970

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.75% (B), 10/19/2034	$ 20,681	$ 20,490
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.59% (B), 07/19/2035	61,287	62,553
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.10% (B), 12/25/2033	4,142	4,177
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-26A, Class 3A5,
2.23% (B), 09/25/2033	123,423	128,313
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.73% (B), 09/25/2043	37,315	38,222
Series 2004-3, Class A,
1-Month LIBOR + 0.74%, 0.83% (B), 09/25/2034	42,844	43,883
Series 2004-4, Class 3A,
1.84% (B), 12/25/2044	51,747	52,142
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1,
3.72% (B), 09/25/2022	1,075,000	1,080,618
Towd Point Mortgage Trust
Series 2021-R1, Class A1,
2.92% (B), 11/30/2060 (A)	2,062,589	2,097,993
TVC Mortgage Trust
Series 2020-RTL1, Class A1,
3.47%, 09/25/2024 (A)	2,000,000	2,013,119
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (A)	174,000	174,828
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	104,000	105,503
Series 2013-C6, Class A4,
3.24%, 04/10/2046	286,000	294,798
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.43% (B), 05/10/2063 (A)	488,746	2,845
V.M. Jog Engineering Ltd.
Series 2017, Class A,
1-Month LIBOR + 4.60%,
4.82% (B), 12/15/2021	646,364	646,364
VCAT LLC
Series 2021-NPL2, Class A1,
2.12% (B), 03/27/2051 (A)	716,452	718,432
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (A)	544,235	555,796
VOLT C LLC
Series 2021-NPL9, Class A1,
1.99% (B), 05/25/2051 (A)	727,138	727,482
VOLT CI LLC
Series 2021-NP10, Class A1,
1.99% (B), 05/25/2051 (A)	759,446	760,374
VOLT XCII LLC
Series 2021-NPL1, Class A1,
1.89% (B), 02/27/2051 (A)	437,420	437,422
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (B), 02/27/2051 (A)	1,520,655	1,525,394

Transamerica Series Trust	Page 20

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (B), 02/27/2051 (A)	$ 1,042,268	$ 1,043,209
VOLT XCIX LLC
Series 2021-NPL8, Class A1,
2.12% (B), 04/25/2051 (A)	670,718	672,048
VOLT XCVI LLC
Series 2021-NPL5, Class A1,
2.12% (B), 03/27/2051 (A)	892,131	892,651
VOLT XCVIII LLC
Series 2021-NPL7, Class A1,
2.12% (B), 04/25/2051 (A)	751,910	753,641
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (B), 03/15/2045 (A) (J)	35,490	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR10, Class A7,
2.50% (B), 10/25/2033	12,287	12,464
Series 2003-AR11, Class A6,
2.66% (B), 10/25/2033	26,119	26,532
Series 2003-AR5, Class A7,
2.58% (B), 06/25/2033	20,396	20,909
Series 2003-AR6, Class A1,
2.56% (B), 06/25/2033	26,442	27,562
Series 2003-AR7, Class A7,
2.36% (B), 08/25/2033	26,757	27,617
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	18,619	19,189
Series 2005-AR10, Class 1A4,
2.91% (B), 09/25/2035	481,328	487,219
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR14, Class A1,
2.58% (B), 08/25/2035	74,579	75,953
WFRBS Commercial Mortgage Trust
Series 2012-C6, Class A4,
3.44%, 04/15/2045	35,840	35,907
ZH Trust
Series 2021-1, Class A,
2.25%, 02/18/2027 (A)	700,000	700,996

Total Mortgage-Backed Securities (Cost $62,372,342)		63,050,836

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
California - 0.1%
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
6.58%, 05/15/2039	25,000	33,050
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	80,000	126,441
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
Series N,
3.71%, 05/15/2120	600,000	641,101

		800,592

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York - 0.0% (F)
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	$ 170,000	$ 228,903
5.65%, 11/01/2040	40,000	56,101

		285,004

Ohio - 0.0% (F)
Ohio State University, Revenue Bonds,
Series A,
4.05%, 12/01/2056	114,000	142,422
4.80%, 06/01/2111	91,000	129,788

		272,210

Total Municipal Government Obligations (Cost $1,151,272)		1,357,806

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.1%
Federal Home Loan Mortgage Corp.
1-Month LIBOR + 0.55%, 0.63% (B), 07/15/2042 - 03/15/2044	615,857	626,444
12-Month LIBOR + 1.84%, 2.16% (B), 07/01/2040	24,479	25,879
1-Year CMT + 2.25%, 2.35% (B), 02/01/2036	14,509	15,264
1-Year CMT + 2.43%, 2.50% (B), 12/01/2031	12,504	12,514
3.00%, 07/01/2033 - 01/15/2044	954,390	994,511
3.50%, 01/01/2032 - 10/01/2049	2,777,370	2,972,450
4.00%, 06/01/2042 - 12/01/2047	1,148,741	1,249,419
4.50%, 05/01/2041 - 06/01/2048	977,022	1,083,907
5.00%, 02/01/2034	154,388	168,355
6.00%, 01/01/2024 - 01/01/2034	17,936	18,743
6.50%, 12/01/2027 - 11/01/2037	199,174	234,748
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.72%, 07/25/2026	840,000	886,004
2.74%, 09/25/2025	700,000	742,441
2.77%, 05/25/2025	750,000	798,577
2.81%, 09/25/2024	1,478,000	1,555,396
2.84%, 09/25/2022	113,024	114,732
3.24%, 04/25/2027	602,000	662,712
3.30% (B), 11/25/2027	546,000	605,461
3.33%, 05/25/2027	322,000	355,471
3.34% (B), 04/25/2028	629,000	693,947
3.39%, 03/25/2024	714,000	758,840
3.69%, 01/25/2029	149,000	170,674
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.43% (B), 06/15/2043	513,097	516,058
1-Month LIBOR + 0.40%, 0.48% (B), 04/15/2039	17,324	17,332
1-Month LIBOR + 0.40%, 0.50% (B), 07/15/2037	44,368	44,371
3.50%, 01/15/2026 - 02/15/2026	1,358,483	1,423,147
4.00%, 12/15/2024 - 12/15/2041	1,363,071	1,469,610
4.50%, 06/15/2025	170,858	179,807
5.00%, 12/15/2022 - 05/15/2041	325,842	364,454
5.30%, 01/15/2033	31,684	36,219
5.50%, 11/15/2023 - 07/15/2037	502,381	601,355
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	25,805	27,824
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (B), 05/15/2041	43,072	46,485
5.70% (B), 10/15/2038	17,191	19,763
5.75%, 06/15/2035 - 08/15/2035	695,380	817,153
5.85%, 09/15/2035	218,361	248,902

Transamerica Series Trust	Page 21

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC (continued)
6.00%, 04/15/2036	$ 57,492	$ 67,573
6.50%, 02/15/2032	28,929	33,630
(4.44) * 1-Month LIBOR + 24.43%, 24.06% (B), 06/15/2035	43,471	53,446
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
4.50%, 12/15/2024 (J)	3	0
5.00%, 10/15/2039	25,902	1,274
(1.00) * 1-Month LIBOR + 6.37%, 6.29% (B), 10/15/2037	185,783	41,546
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 01/15/2040	137,931	126,405
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1-Month LIBOR + 0.40%, 0.49% (B), 03/25/2043	371,305	371,529
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.31% (B), 03/25/2045	41,484	41,338
1-Month LIBOR + 0.50%, 0.59% (B), 08/25/2042	116,452	117,690
0.75%, 09/25/2028	620,248	606,466
1.00%, 11/25/2033	681,109	672,003
1-Month LIBOR + 0.93%, 1.02% (B), 11/25/2022	94,636	94,704
1.28%, 04/01/2030	1,385,143	1,348,300
1.59%, 11/25/2028	470,000	469,214
2.39%, 06/01/2025	384,339	402,015
2.49%, 05/25/2026	1,000,000	1,053,068
2.50%, 04/01/2023	1,000,000	1,022,877
2.52%, 05/01/2023	1,000,000	1,024,034
2.53%, 09/25/2024	1,253,206	1,309,189
2.55% (B), 12/25/2026	280,098	296,230
2.64%, 04/01/2023	858,369	878,545
2.67%, 07/01/2022	1,000,000	1,007,605
2.70%, 07/01/2026	967,352	1,030,834
2.72%, 10/25/2024	897,906	939,314
2.74% (B), 06/01/2023	540,496	554,377
2.75%, 03/01/2022	73,138	73,565
2.81%, 06/01/2023 - 05/01/2027	1,879,557	1,975,873
2.90%, 06/25/2027	1,179,666	1,265,951
2.94%, 02/01/2027 - 12/01/2028	4,182,717	4,541,181
3.00%, 07/01/2060	1,976,074	2,103,018
3.02% (B), 08/25/2024	660,078	697,864
3.04%, 12/01/2024	971,063	1,034,887
3.05%, 01/01/2025	1,000,000	1,068,499
3.06% (B), 05/25/2027	930,000	1,009,390
3.08%, 12/01/2024	898,865	958,691
3.09%, 09/01/2029	2,385,000	2,625,622
3.09% (B), 07/01/2022 - 04/25/2027	1,253,995	1,355,761
3.10%, 09/01/2025	954,060	1,026,538
3.10% (B), 07/25/2024	711,590	751,770
3.11%, 12/01/2024	970,181	1,035,998
3.12%, 11/01/2026	934,462	1,014,544
3.14%, 12/01/2026	870,371	946,440
3.16% (B), 03/25/2028	691,936	755,944
3.17% (B), 06/25/2027	919,367	1,000,882
3.19% (B), 02/25/2030	529,000	584,342
3.22% (B), 04/25/2029	775,809	856,829
3.24%, 10/01/2026	872,615	951,595
3.38%, 12/01/2023	1,406,135	1,472,610
3.42% (B), 05/01/2022	36,757	36,753
3.45%, 01/01/2024	924,679	971,286
3.48% (B), 07/25/2028	1,342,000	1,492,329
3.50%, 08/01/2032 - 09/01/2049	3,606,377	3,876,334
3.50% (B), 01/25/2024	773,555	816,901

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
3.51% (B), 12/25/2023	$ 923,922	$ 975,427
3.67%, 07/01/2023	925,000	963,826
3.76%, 11/01/2023	943,760	992,654
3.77%, 12/01/2025	955,777	1,052,366
4.00%, 01/01/2035 - 08/01/2048	1,353,853	1,478,445
4.50%, 09/01/2040 - 09/01/2049	3,256,252	3,632,515
5.00%, 06/01/2033 - 06/01/2048	360,757	399,584
5.50%, 03/01/2024 - 01/01/2059	3,499,118	4,172,977
6.00%, 02/01/2023 - 09/01/2037	309,693	358,182
6.50%, 08/25/2041	451,917	513,219
6.50%, 06/25/2042	706,830	805,585
7.00%, 11/01/2037 - 12/01/2037	14,975	16,986
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.29%, 0.38% (B), 07/25/2036	54,956	55,174
1-Month LIBOR + 0.40%, 0.49% (B), 05/25/2027	51,994	51,853
1-Month LIBOR + 0.50%, 0.59% (B), 05/25/2035 - 10/25/2042	323,136	325,638
1-Month LIBOR + 0.60%, 0.69% (B), 04/25/2040	9,358	9,437
1-Month LIBOR + 0.65%, 0.74% (B), 02/25/2024	16,062	16,117
1-Month LIBOR + 0.90%, 0.99% (B), 03/25/2038	77,975	79,851
1-Month LIBOR + 1.25%, 1.34% (B), 07/25/2023	26,304	26,494
3.00%, 05/25/2026 - 01/25/2046	602,842	635,740
3.50%, 04/25/2031	490,967	527,315
4.00%, 05/25/2033	78,215	86,012
5.00%, 10/25/2025	28,815	30,294
5.25%, 05/25/2039	20,899	22,754
5.50%, 03/25/2023 - 07/25/2040	268,103	298,323
6.00%, 03/25/2029	10,801	12,109
6.50%, 01/25/2032 - 07/25/2036	51,252	60,419
7.00%, 11/25/2041	40,682	48,727
(3.50) * 1-Month LIBOR + 23.10%, 22.80% (B), 06/25/2035	6,321	6,736
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 6.44% (B), 01/25/2041	175,770	37,864
(1.00) * 1-Month LIBOR + 6.60%, 6.51% (B), 08/25/2035 - 06/25/2036	190,106	35,101
(1.00) * 1-Month LIBOR + 6.70%, 6.61% (B), 03/25/2036	176,763	36,506
Federal National Mortgage Association REMIC, Principal Only STRIPS
12/25/2034 - 12/25/2043	723,485	632,688
Federal National Mortgage Association, Interest Only STRIPS
2.11%, 11/25/2028	1,980,000	236,466
2.12% (B), 07/25/2030 - 11/25/2033	6,376,463	827,963
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	14,542	13,887
FREMF Mortgage Trust
3.70% (B), 11/25/2049 (A)	491,000	529,554
3.80% (B), 01/25/2048 (A)	2,300,000	2,461,585
3.80% (B), 01/25/2048 (A)	1,000,000	1,053,383
3.96% (B), 11/25/2047 (A)	1,000,000	1,069,493
3.99% (B), 07/25/2049 (A)	440,000	459,470
4.08% (B), 06/25/2049 (A)	1,608,000	1,760,565
4.21% (B), 11/25/2047 (A)	455,000	486,469

Transamerica Series Trust	Page 22

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FREMF Trust
Series 2018-W5FX, Class BFX,
3.79% (B), 04/25/2028 (A)	$ 1,441,000	$ 1,512,348
Government National Mortgage Association
1-Month LIBOR + 0.34%, 0.43% (B), 12/20/2062	343,030	343,138
1-Month LIBOR + 0.41%, 0.50% (B), 03/20/2063	175,679	176,007
1-Month LIBOR + 0.45%, 0.54% (B), 03/20/2060 - 02/20/2063	373,507	374,429
1-Month LIBOR + 0.47%, 0.56% (B), 03/20/2063 - 08/20/2065	628,647	631,173
1-Month LIBOR + 0.48%, 0.57% (B), 04/20/2063	385,048	386,118
1-Month LIBOR + 0.50%, 0.59% (B), 07/20/2064	1,118,181	1,123,498
1-Month LIBOR + 0.52%, 0.60% (B), 10/20/2062	139,080	139,539
1-Month LIBOR + 0.52%, 0.61% (B), 09/20/2065	433,739	436,403
1-Month LIBOR + 0.55%, 0.64% (B), 04/20/2062 - 07/20/2062	1,025	1,030
1-Month LIBOR + 0.56%, 0.65% (B), 03/20/2067	1,010,836	1,018,717
1-Month LIBOR + 0.58%, 0.67% (B), 05/20/2066	219,137	219,836
1-Month LIBOR + 0.60%, 0.69% (B), 04/20/2064	993,029	1,000,519
1-Month LIBOR + 0.65%, 0.74% (B), 05/20/2061 - 03/20/2064	830,955	836,168
1-Month LIBOR + 0.69%, 0.78% (B), 02/20/2064	457,101	462,448
1-Month LIBOR + 1.00%, 1.09% (B), 12/20/2066	340,619	347,498
1.65%, 01/20/2063 - 04/20/2063	44,136	44,349
1-Year CMT + 1.84%, 1.91% (B), 08/20/2071	1,399,400	1,533,703
2.50%, 08/20/2051	8,538,850	8,810,554
2.93% (B), 10/20/2070	982,707	1,028,594
3.50%, 11/20/2049 - 03/20/2051	2,083,545	2,228,884
3.96% (B), 11/16/2042	97,158	107,416
4.00%, 09/16/2025	478,108	500,709
4.25%, 12/20/2044	541,692	588,431
4.50%, 05/20/2048 - 11/20/2049	2,084,521	2,261,837
4.58% (B), 10/20/2041	243,228	269,299
4.89% (B), 11/20/2042	267,538	302,654
5.00%, 04/20/2041	252,241	332,333
5.21% (B), 07/20/2060	1,079	1,126
5.50%, 01/16/2033 - 07/20/2037	356,265	394,579
5.88% (B), 12/20/2038	60,417	69,867
6.00%, 02/15/2024 - 09/20/2038	121,366	133,380
(3.50) * 1-Month LIBOR + 23.28%, 22.97% (B), 04/20/2037	25,173	35,682
Government National Mortgage Association, Interest Only STRIPS
1.68% (B), 06/20/2067	2,178,519	155,546
(1.00) * 1-Month LIBOR + 6.60%, 6.51% (B), 05/20/2041	53,637	6,987
7.50%, 04/20/2031	969	94
Government National Mortgage Association, Principal Only STRIPS
Zero Coupon, 01/20/2038	7,603	7,173
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 04/15/2030	400,000	346,384

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Seasoned Loans Structured Transaction Trust
Series 2018-1, Class A1,
3.50%, 06/25/2028	$ 3,619,689	$ 3,778,107
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	367,322
4.63%, 09/15/2060	155,000	224,698
5.88%, 04/01/2036	874,000	1,278,288
Tennessee Valley Authority, Principal Only STRIPS
Zero Coupon, 07/15/2028	1,000,000	904,910
Uniform Mortgage-Backed Security
2.00%, TBA (G)	1,975,000	2,033,324
2.50%, TBA (G)	38,930,000	39,982,798

Total U.S. Government Agency Obligations (Cost $170,083,677)		174,457,222

U.S. GOVERNMENT OBLIGATIONS - 13.0%
U.S. Treasury - 12.9%
U.S. Treasury Bond
1.13%, 05/15/2040	17,915,000	15,451,687
1.25%, 05/15/2050	6,810,000	5,554,406
1.38%, 11/15/2040 - 08/15/2050	2,390,000	2,125,969
1.63%, 11/15/2050	1,140,000	1,021,146
1.88%, 02/15/2051 (E)	3,415,000	3,247,452
2.00%, 02/15/2050	3,012,000	2,950,701
2.25%, 05/15/2041	4,280,000	4,440,500
2.38%, 11/15/2049 - 05/15/2051	2,495,000	2,654,052
2.50%, 02/15/2045	840,000	905,133
2.88%, 05/15/2043 - 05/15/2049	6,766,000	7,835,624
3.13%, 02/15/2043 - 05/15/2048 (E)	1,954,000	2,335,913
3.88%, 08/15/2040	1,225,000	1,603,123
4.25%, 05/15/2039	350,000	476,150
4.38%, 02/15/2038 - 05/15/2040	2,768,000	3,792,898
4.50%, 02/15/2036 (E)	6,024,000	8,219,466
4.50%, 05/15/2038	1,600,000	2,219,687
4.75%, 02/15/2037 (E)	450,000	634,008
U.S. Treasury Bond, Principal Only STRIPS
08/15/2022 - 11/15/2026 (E)	16,968,000	16,780,123
11/15/2022 - 02/15/2035	2,570,000	2,521,231
U.S. Treasury Note
0.13%, 09/30/2022 (E)	10,000,000	10,001,953
0.38%, 11/30/2025 - 01/31/2026	7,130,000	6,991,263
0.50%, 02/28/2026	17,795,000	17,487,758
0.63%, 08/15/2030	925,000	859,636
0.75%, 04/30/2026	330,000	327,332
0.88%, 06/30/2026	1,993,000	1,985,137
0.88%, 11/15/2030 (E)	8,485,000	8,043,515
1.25%, 03/31/2028 - 06/30/2028	13,005,000	12,985,153
1.25%, 08/15/2031 (E)	465,000	453,157
1.38%, 01/31/2022 (K)	7,481,000	7,513,903
1.63%, 08/15/2022 - 05/15/2031	13,305,000	13,679,414
1.63%, 02/15/2026 - 08/15/2029 (E)	49,400	50,401
1.75%, 09/30/2022 - 12/31/2026	920,000	943,520
2.00%, 06/30/2024	161,000	167,710
2.00%, 08/15/2025 - 11/15/2026 (E)	945,000	989,692
2.13%, 06/30/2022 (E)	500,000	507,637
2.13%, 02/29/2024	2,205,000	2,297,248
2.25%, 11/15/2024 - 02/15/2027 (E)	482,000	509,226
2.50%, 08/15/2023 - 02/28/2026	11,671,000	12,283,997
2.75%, 05/31/2023 - 02/15/2024	1,809,000	1,907,643
2.75%, 11/15/2023 (E)	400,000	420,594
2.88%, 04/30/2025 - 05/15/2028	530,000	579,784

		185,754,942

Transamerica Series Trust	Page 23

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.1%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	$ 63,568	$ 81,355
U.S. Treasury Inflation-Indexed Note
0.13%, 01/15/2022	1,274,742	1,284,153

		1,365,508

Total U.S. Government Obligations (Cost $185,602,041)		187,120,450

	Shares	Value
COMMON STOCKS - 20.5%
Argentina - 0.0% (F)
MercadoLibre, Inc. (L)	32	53,741

Australia - 0.3%
Aurizon Holdings Ltd.	30,082	81,445
Australia & New Zealand Banking Group Ltd.	12,933	259,728
BHP Group Ltd. (E)	22,651	604,959
Commonwealth Bank of Australia	4,733	351,238
CSL Ltd.	2,784	581,664
Dexus, REIT	33,628	258,821
Goodman Group, REIT	33,638	517,590
GPT Group, REIT	37,528	135,172
Insurance Australia Group Ltd. (E)	23,828	83,214
Macquarie Group Ltd.	695	89,792
National Australia Bank Ltd.	9,163	180,704
Newcrest Mining Ltd.	4,196	69,560
Rio Tinto Ltd.	9,970	709,774
Wesfarmers Ltd.	5,316	211,435
Westpac Banking Corp.	28,107	519,796
Woolworths Group Ltd.	4,365	122,605

		4,777,497

Austria - 0.0% (F)
Erste Group Bank AG	11,340	497,930

Belgium - 0.0% (F)
Anheuser-Busch InBev SA	1,513	85,813
KBC Group NV	5,138	463,471

		549,284

Brazil - 0.1%
Atacadao SA	12,239	39,914
Localiza Rent a Car SA	4,334	43,350
Locaweb Servicos de Internet SA (A) (L)	8,191	34,414
Lojas Renner SA	9,285	58,686
Magazine Luiza SA	37,404	98,494
Raia Drogasil SA	16,504	70,826
Suzano SA (L)	11,123	111,358
TIM SA, ADR (E)	4,533	48,684
Vale SA, ADR	21,522	300,232

		805,958

Canada - 0.0% (F)
Magna International, Inc.	2,815	211,801
Ritchie Bros Auctioneers, Inc.	3,076	189,666
Shopify, Inc., Class A (L)	125	169,472

		570,939

	Shares	Value
COMMON STOCKS (continued)
Chile - 0.0% (F)
Banco Santander Chile, ADR	3,796	$ 75,047
Cencosud SA	13,950	26,978
Cia Cervecerias Unidas SA, ADR	1,135	19,624

		121,649

China - 0.8%
51job, Inc., ADR (L)	743	51,661
Airtac International Group	1,000	31,112
Alibaba Group Holding Ltd. (L)	70,248	1,300,567
Amoy Diagnostics Co. Ltd., A Shares	2,500	30,959
Anhui Conch Cement Co. Ltd., H Shares	9,000	48,613
ANTA Sports Products Ltd.	4,000	75,534
Baidu, Inc., ADR (L)	453	69,649
Baoshan Iron & Steel Co. Ltd., A Shares	58,300	77,896
BeiGene Ltd., ADR (L)	291	105,633
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A Shares	6,400	43,646
Bilibili, Inc., ADR (E) (L)	1,138	75,301
BOE Technology Group Co. Ltd., A Shares	101,100	78,512
BYD Co. Ltd., H Shares	1,500	46,624
Chacha Food Co. Ltd., A Shares	7,800	55,837
China Conch Venture Holdings Ltd.	15,000	69,651
China Construction Bank Corp., H Shares	547,000	390,384
China Lesso Group Holdings Ltd.	31,000	49,341
China Life Insurance Co. Ltd., H Shares	64,000	104,656
China Merchants Bank Co. Ltd., H Shares	33,000	262,619
China Molybdenum Co. Ltd., H Shares	90,000	55,564
China Pacific Insurance Group Co. Ltd., H Shares	30,200	89,676
China Resources Mixc Lifestyle Services Ltd. (A)	6,400	35,208
China Shenhua Energy Co. Ltd., H Shares	45,500	105,990
China Vanke Co. Ltd., H Shares	32,500	88,865
China Yangtze Power Co. Ltd., A Shares	23,400	79,500
Chongqing Brewery Co. Ltd., A Shares (L)	1,900	38,489
Contemporary Amperex Technology Co. Ltd., A Shares	1,700	137,732
Country Garden Services Holdings Co. Ltd.	15,000	118,529
ENN Energy Holdings Ltd.	6,900	113,805
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	4,000	67,826
Fu Jian Anjoy Foods Co. Ltd., A Shares	1,385	41,148
Fuyao Glass Industry Group Co. Ltd., H Shares (A)	9,600	51,062
Guangzhou Automobile Group Co. Ltd., H Shares	120,000	105,449
Guangzhou Kingmed Diagnostics Group Co. Ltd., A Shares	2,800	44,237
Haidilao International Holding Ltd. (A) (E)	9,000	34,477
Haier Smart Home Co. Ltd., H Shares	35,400	123,753
Han’s Laser Technology Industry Group Co. Ltd., A Shares	6,300	36,627
Hangzhou Tigermed Consulting Co. Ltd., H Shares (A)	3,900	82,469
Huatai Securities Co. Ltd., H Shares (A)	24,600	37,912
Huayu Automotive Systems Co. Ltd., A Shares	9,600	33,760
Huazhu Group Ltd. (L)	16,500	75,630
Hundsun Technologies, Inc., A Shares	3,360	29,867
Industrial & Commercial Bank of China Ltd., H Shares	428,000	237,251
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	12,800	74,560
Innovent Biologics, Inc. (A) (L)	10,000	96,303
iQIYI, Inc., ADR (E) (L)	1,411	11,330
JD.com, Inc., Class A (L)	9,804	353,457
Jiangsu Hengli Hydraulic Co. Ltd., A Shares	5,751	75,082

Transamerica Series Trust	Page 24

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Hengrui Medicine Co. Ltd., A Shares	9,512	$ 73,850
Jiangsu Hengshun Vinegar Industry Co. Ltd., A Shares	12,000	28,491
Joyoung Co. Ltd., A Shares	15,600	52,433
Kingdee International Software Group Co. Ltd. (L)	30,000	99,890
Kweichow Moutai Co. Ltd., A Shares	500	141,129
Laobaixing Pharmacy Chain JSC, A Shares	7,017	50,884
Lenovo Group Ltd.	34,000	44,378
Longfor Group Holdings Ltd. (A)	21,500	98,235
Maxscend Microelectronics Co. Ltd., A Shares	700	37,822
Meituan, Class B (A) (L)	18,400	587,354
Minth Group Ltd.	16,000	54,737
NetEase, Inc., ADR	758	64,733
NetEase, Inc.	9,500	160,744
NIO, Inc., ADR (L)	4,156	148,078
Nongfu Spring Co. Ltd., H Shares (A)	7,400	37,465
Oppein Home Group, Inc., A Shares	4,300	86,415
Pharmaron Beijing Co. Ltd., H Shares (A)	3,400	81,110
PICC Property & Casualty Co. Ltd., H Shares	134,000	129,989
Pinduoduo, Inc., ADR (L)	1,858	168,465
Ping An Bank Co. Ltd., A Shares	38,900	107,396
Ping An Insurance Group Co. of China Ltd., H Shares	39,000	266,736
Poly Developments & Holdings Group Co. Ltd., A Shares	30,000	64,944
Postal Savings Bank of China Co. Ltd., H Shares (A)	85,000	58,434
Qingdao Haier BioMedical Co. Ltd., A Shares	3,827	66,920
Shanghai Liangxin Electrical Co. Ltd., A Shares	9,750	20,445
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	1,200	71,632
Skshu Paint Co. Ltd., A Shares	3,200	49,347
Sunny Optical Technology Group Co. Ltd.	5,300	138,780
Tencent Holdings Ltd.	26,700	1,593,956
Tongwei Co. Ltd., A Shares	7,600	59,517
Topsports International Holdings Ltd. (A)	52,000	59,056
Trip.Com Group Ltd., ADR (L)	2,625	80,719
Wanhua Chemical Group Co. Ltd., A Shares	4,400	71,934
WuXi AppTec Co. Ltd., H Shares (A)	5,340	124,314
Wuxi Biologics Cayman, Inc. (A) (L)	21,500	348,736
Xiaomi Corp., Class B (A) (L)	32,000	87,887
Xinyi Solar Holdings Ltd. (E)	60,000	122,827
XPeng, Inc., ADR (L)	2,385	84,763
Yonyou Network Technology Co. Ltd., A Shares	6,800	34,819
Yum China Holdings, Inc.	2,611	151,725
Yunnan Energy New Material Co. Ltd., A Shares	1,300	56,239
Zai Lab Ltd., ADR (L)	740	77,989
Zhejiang Dingli Machinery Co. Ltd., A Shares	3,500	38,199
Zhejiang Weixing New Building Materials Co. Ltd., A Shares	16,300	42,482
Zhongji Innolight Co. Ltd., A Shares	11,000	59,055

		11,528,806

Colombia - 0.0% (F)
Ecopetrol SA, ADR (E)	4,608	66,125

	Shares	Value
COMMON STOCKS (continued)
Denmark - 0.2%
Carlsberg AS, Class B	3,465	$ 565,291
Novo Nordisk A/S, Class B	16,121	1,553,895
Orsted AS (A)	3,751	494,436
Vestas Wind Systems A/S	3,444	138,136

		2,751,758

Finland - 0.0% (F)
Kone OYJ, Class B	2,276	159,885
Nokia OYJ (L)	12,352	68,125

		228,010

France - 0.8%
Air Liquide SA	4,537	726,646
Airbus SE (E) (L)	2,222	294,584
Alstom SA	7,413	281,195
AXA SA	4,781	132,497
BNP Paribas SA (E)	14,801	946,978
Capgemini SE	3,612	749,045
Kering SA	603	428,287
L’Oreal SA	2,697	1,116,029
LVMH Moet Hennessy Louis Vuitton SE	2,163	1,549,278
Pernod Ricard SA	600	132,278
Safran SA	3,441	435,220
Sanofi	5,106	491,524
Schneider Electric SE	7,007	1,167,043
Societe Generale SA	8,894	278,514
TotalEnergies SE (E)	13,976	668,024
Veolia Environnement SA	23,879	729,642
Vinci SA	5,920	615,732

		10,742,516

Germany - 0.6%
adidas AG	2,252	707,705
Allianz SE	4,782	1,071,386
BASF SE	2,273	172,317
Bayer AG	4,508	244,674
Brenntag SE	2,375	220,625
Daimler AG	1,083	95,555
Deutsche Boerse AG	519	84,216
Deutsche Post AG	11,953	749,570
Deutsche Telekom AG	38,215	766,371
Infineon Technologies AG	19,905	814,078
Merck KGaA	1,410	305,180
Muenchener Rueckversicherungs-Gesellschaft AG	1,809	493,620
RWE AG	16,737	590,287
SAP SE	5,359	724,693
Siemens AG	3,935	643,573
Vonovia SE	5,964	358,546
Zalando SE (A) (L)	2,539	231,560

		8,273,956

Greece - 0.0% (F)
Hellenic Telecommunications Organization SA	3,898	73,170
OPAP SA	4,626	71,568

		144,738

Hong Kong - 0.2%
AIA Group Ltd.	88,600	1,019,290
BOC Hong Kong Holdings Ltd.	59,000	177,792
China Resources Land Ltd.	26,000	109,425
CK Asset Holdings Ltd.	22,000	126,935
CK Hutchison Holdings Ltd.	16,500	110,074

Transamerica Series Trust	Page 25

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CLP Holdings Ltd.	10,500	$ 101,098
Hong Kong Exchanges & Clearing Ltd.	9,200	565,345
Hutchmed China Ltd., ADR (E) (L)	640	23,430
Kunlun Energy Co. Ltd.	62,000	64,556
Link, REIT	10,000	85,633
Sun Hung Kai Properties Ltd.	7,500	93,648
Techtronic Industries Co. Ltd.	9,500	187,735
Xinyi Glass Holdings Ltd.	38,000	113,356

		2,778,317

Hungary - 0.0% (F)
OTP Bank Nyrt (L)	1,988	116,324
Richter Gedeon Nyrt	1,126	30,793

		147,117

India - 0.0% (F)
HDFC Bank Ltd., ADR	1,287	94,067
Infosys Ltd., ADR	18,376	408,866
Wipro Ltd., ADR	4,217	37,236

		540,169

Indonesia - 0.0% (F)
Bank Central Asia Tbk PT	87,300	212,638
Bank Rakyat Indonesia Persero Tbk PT	680,261	181,322
Telkom Indonesia Persero Tbk PT	625,000	160,041

		554,001

Ireland - 0.3%
Accenture PLC, Class A	4,617	1,477,071
Aptiv PLC (L)	785	116,941
CRH PLC	8,653	408,377
DCC PLC	2,277	189,824
Jazz Pharmaceuticals PLC (L)	1,248	162,502
Kingspan Group PLC	4,173	416,254
Medtronic PLC	7,851	984,123
Trane Technologies PLC	6,457	1,114,801

		4,869,893

Israel - 0.0% (F)
SolarEdge Technologies, Inc. (L)	945	250,633

Italy - 0.1%
Enel SpA	32,529	249,667
FinecoBank Banca Fineco SpA (L)	30,046	542,687

		792,354

Japan - 1.6%
AGC, Inc.	3,200	164,903
Amada Co. Ltd.	18,700	192,892
Asahi Group Holdings Ltd.	11,500	554,937
Asahi Kasei Corp.	35,100	376,134
Bridgestone Corp.	7,500	354,834
Central Japan Railway Co.	2,400	383,097
Daiichi Sankyo Co. Ltd.	10,500	279,102
Daikin Industries Ltd.	2,400	523,292
Daito Trust Construction Co. Ltd. (E)	2,800	328,462
Daiwa House Industry Co. Ltd.	5,900	196,676
Dentsu Group, Inc.	12,100	465,544
Fast Retailing Co. Ltd.	100	73,752
Hitachi Ltd.	15,100	893,327
Honda Motor Co. Ltd.	12,100	372,000
Hoya Corp.	5,200	811,297
ITOCHU Corp. (E)	12,100	352,424
Japan Airlines Co. Ltd. (E) (L)	8,400	199,976
Kao Corp.	6,000	357,081

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Keyence Corp.	1,800	$ 1,074,368
Konami Holdings Corp.	5,500	344,736
Kubota Corp.	15,400	327,752
Kyowa Kirin Co. Ltd.	9,200	331,662
Mitsubishi Corp.	17,200	540,122
Mitsubishi Electric Corp.	11,600	161,212
Mitsubishi UFJ Financial Group, Inc.	32,900	194,483
Mitsui Fudosan Co. Ltd.	12,800	304,062
Murata Manufacturing Co. Ltd.	6,000	530,715
Nabtesco Corp.	900	34,029
Nidec Corp.	2,600	286,624
Nintendo Co. Ltd.	600	286,730
Nippon Express Co. Ltd.	3,900	268,594
Nippon Steel Corp.	5,500	98,923
Nippon Telegraph & Telephone Corp.	21,800	604,059
Nitori Holdings Co. Ltd.	2,000	394,144
Nomura Research Institute Ltd.	9,100	334,486
Ono Pharmaceutical Co. Ltd.	10,400	237,159
ORIX Corp.	18,800	351,776
Otsuka Corp.	8,100	416,525
Otsuka Holdings Co. Ltd.	2,100	89,802
Rakuten Group, Inc.	11,900	115,915
Recruit Holdings Co. Ltd.	11,300	690,722
Rohm Co. Ltd.	4,000	377,210
Ryohin Keikaku Co. Ltd.	11,600	258,020
Seven & i Holdings Co. Ltd.	6,900	314,119
Shimadzu Corp.	1,400	61,483
Shin-Etsu Chemical Co. Ltd.	3,100	523,183
Shionogi & Co. Ltd.	4,600	314,775
SoftBank Group Corp.	4,800	277,369
Sony Group Corp.	8,400	932,557
Sumitomo Electric Industries Ltd.	21,800	289,889
Sumitomo Metal Mining Co. Ltd.	9,200	332,677
Sumitomo Mitsui Financial Group, Inc. (E)	17,600	619,157
Suzuki Motor Corp.	5,200	232,331
T&D Holdings, Inc.	18,200	249,665
Takeda Pharmaceutical Co. Ltd.	8,000	263,862
Terumo Corp.	5,000	236,092
Tokio Marine Holdings, Inc.	11,500	616,457
Tokyo Electron Ltd. (E)	1,400	618,490
Toyota Motor Corp.	72,500	1,291,760
Yamato Holdings Co. Ltd.	2,300	58,214

		22,765,640

Luxembourg - 0.0% (F)
ArcelorMittal SA	4,896	149,879

Malaysia - 0.0% (F)
CIMB Group Holdings Bhd.	38,500	43,782
Petronas Chemicals Group Bhd.	39,500	82,085
Public Bank Bhd.	101,100	98,287
Tenaga Nasional Bhd.	21,500	49,616
Top Glove Corp. Bhd.	12,800	8,805

		282,575

Mexico - 0.1%
America Movil SAB de CV, Series L	265,755	235,223
Fomento Economico Mexicano SAB de CV, ADR	1,399	121,321
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (L)	8,350	97,086
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,300	80,213
Grupo Financiero Banorte SAB de CV, Class O	24,995	160,191
Grupo Mexico SAB de CV, Series B	26,129	103,901

Transamerica Series Trust	Page 26

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, A Shares	35,601	$ 58,468
Wal-Mart de Mexico SAB de CV	46,143	156,370

		1,012,773

Netherlands - 0.5%
Adyen NV (A) (L)	130	363,397
Akzo Nobel NV	4,030	440,336
ASML Holding NV	3,028	2,262,092
Heineken NV (E)	764	79,742
ING Groep NV (E)	38,599	561,172
Koninklijke Ahold Delhaize NV	8,877	295,588
Koninklijke DSM NV	1,514	302,764
Koninklijke KPN NV	118,351	372,422
Koninklijke Philips NV	2,586	114,888
NN Group NV	9,454	495,222
NXP Semiconductors NV	2,820	552,353
Prosus NV (L)	4,251	340,254
Royal Dutch Shell PLC, A Shares	19,213	427,281
Royal Dutch Shell PLC, B Shares	8,301	183,922
Stellantis NV	26,726	508,626
Wolters Kluwer NV	2,756	292,126

		7,592,185

Peru - 0.0% (F)
Credicorp Ltd.	801	88,863

Philippines - 0.0% (F)
Ayala Corp.	2,560	41,002
Ayala Land, Inc.	57,900	38,025
International Container Terminal Services, Inc.	14,720	56,271

		135,298

Poland - 0.0% (F)
Allegro.eu SA (A) (L)	6,246	90,849
Dino Polska SA (A) (L)	1,034	86,365
Powszechny Zaklad Ubezpieczen SA	10,433	95,442

		272,656

Qatar - 0.0% (F)
Qatar National Bank QPSC	19,514	102,635

Republic of Korea - 0.3%
BGF retail Co. Ltd.	205	29,285
Hana Financial Group, Inc.	2,331	90,610
Hankook Tire & Technology Co. Ltd.	1,246	45,154
Hyundai Glovis Co. Ltd.	557	77,144
Hyundai Mobis Co. Ltd.	299	63,094
Hyundai Motor Co.	198	32,960
Kakao Corp.	523	51,436
KB Financial Group, Inc.	3,680	171,148
Kia Corp.	2,419	163,371
KIWOOM Securities Co. Ltd.	389	35,612
LG Chem Ltd.	298	193,274
LG Household & Health Care Ltd.	98	110,487
Lotte Chemical Corp.	301	60,584
Mando Corp. (L)	732	34,780
NAVER Corp.	643	208,632
NCSoft Corp.	168	85,101
POSCO	623	171,548
S-Oil Corp.	1,247	114,532
Samsung Biologics Co. Ltd. (A) (L)	67	49,164
Samsung Electronics Co. Ltd.	25,594	1,586,690
Samsung Fire & Marine Insurance Co. Ltd.	631	124,683
Samsung SDI Co. Ltd.	128	76,380

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Shinhan Financial Group Co. Ltd.	4,553	$ 153,799
SK Hynix, Inc.	3,263	279,333
SK Innovation Co. Ltd. (L)	574	126,372
SK Telecom Co. Ltd.	446	121,141
SK, Inc.	225	50,273

		4,306,587

Republic of South Africa - 0.1%
AngloGold Ashanti Ltd., ADR	2,414	38,600
Bid Corp. Ltd. (L)	4,930	105,617
Bidvest Group Ltd. (E)	2,468	32,123
Capitec Bank Holdings Ltd.	1,164	140,611
Clicks Group Ltd.	3,781	69,726
Discovery Ltd. (L)	8,198	74,907
FirstRand Ltd.	41,907	179,525
Impala Platinum Holdings Ltd.	3,693	41,620
MTN Group Ltd. (L)	11,921	111,970
Naspers Ltd., N Shares	1,108	183,130
Nedbank Group Ltd.	5,915	68,763
Sanlam Ltd.	25,879	109,849
SPAR Group Ltd.	6,088	79,409
Vodacom Group Ltd.	6,464	61,829

		1,297,679

Russian Federation - 0.1%
Alrosa PJSC (C) (L)	60,740	110,690
Gazprom PJSC, ADR (E)	33,180	329,809
Lukoil PJSC, ADR	2,864	271,106
Magnitogorsk Iron & Steel Works (C) (L)	54,851	51,522
MMC Norilsk Nickel PJSC, ADR	3,940	117,885
Moscow Exchange PJSC (C) (L)	24,097	57,390
Novatek PJSC (C)	2,178	57,253
Novolipetsk Steel PJSC (C) (L)	14,277	42,420
Rosneft Oil Co. PJSC (C)	11,625	97,822
Sberbank of Russia PJSC, ADR	16,444	308,325
Severstal PAO, GDR (M)	3,906	82,260
X5 Retail Group NV, GDR (M)	2,332	75,720

		1,602,202

Saudi Arabia - 0.1%
Al Rajhi Bank	7,390	240,771
Alinma Bank	16,076	102,604
Almarai Co. JSC	3,730	57,603
BinDawood Holding Co.	1,295	37,151
Saudi Basic Industries Corp.	3,925	132,638
Saudi National Bank	13,811	226,090
Saudi Telecom Co.	2,665	90,238

		887,095

Singapore - 0.1%
BOC Aviation Ltd. (A)	3,400	28,370
DBS Group Holdings Ltd.	24,700	547,318
Oversea-Chinese Banking Corp. Ltd.	29,600	249,253
Sea Ltd., ADR (L)	188	59,921
United Overseas Bank Ltd.	3,700	69,995

		954,857

Spain - 0.2%
Banco Bilbao Vizcaya Argentaria SA	88,729	585,665
Banco Santander SA	63,694	230,723
Endesa SA	19,392	391,088
Iberdrola SA	82,366	828,637
Industria de Diseno Textil SA	11,951	439,746

		2,475,859

Transamerica Series Trust	Page 27

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden - 0.2%
Atlas Copco AB, A Shares	8,882	$ 536,345
Lundin Energy AB (E)	8,473	314,528
Oatly Group AB, ADR (E) (L)	4,410	66,679
SKF AB, B Shares	17,105	403,357
Svenska Handelsbanken AB, A Shares	52,412	586,983
Volvo AB, B Shares	26,536	592,455

		2,500,347

Switzerland - 0.7%
Adecco Group AG	1,585	79,418
Chubb Ltd.	3,120	541,258
Cie Financiere Richemont SA, Class A	1,509	156,456
Credit Suisse Group AG	7,323	72,324
Garmin Ltd.	1,528	237,543
Givaudan SA	111	506,059
Holcim Ltd. (L)	2,319	111,741
Lonza Group AG	1,132	849,124
Nestle SA	20,200	2,433,898
Novartis AG	18,750	1,537,484
Roche Holding AG	5,462	1,993,465
SGS SA	150	436,625
Sika AG	817	258,313
Swiss Re AG	2,340	199,719
UBS Group AG	18,828	300,525
Zurich Insurance Group AG	1,557	636,689

		10,350,641

Taiwan - 0.3%
Advantech Co. Ltd.	8,998	117,262
ASE Technology Holding Co. Ltd.	39,000	150,884
AU Optronics Corp.	133,000	83,382
Chailease Holding Co. Ltd.	16,994	149,243
CTBC Financial Holding Co. Ltd.	90,000	73,655
Delta Electronics, Inc.	14,000	125,442
Eclat Textile Co. Ltd.	4,000	86,696
Evergreen Marine Corp. Taiwan Ltd.	8,000	35,540
Fubon Financial Holding Co. Ltd.	57,200	156,318
Global Unichip Corp.	3,000	53,315
Hiwin Technologies Corp.	8,931	98,589
Hon Hai Precision Industry Co. Ltd.	38,000	141,839
MediaTek, Inc.	3,000	96,562
Mega Financial Holding Co. Ltd.	25,000	28,688
Nan Ya Plastics Corp.	11,000	35,957
Nanya Technology Corp.	38,000	88,734
Nien Made Enterprise Co. Ltd.	4,000	56,581
Novatek Microelectronics Corp.	7,000	101,702
Powertech Technology, Inc.	21,000	78,132
Quanta Computer, Inc.	24,000	66,416
Realtek Semiconductor Corp.	6,000	105,707
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,595	289,732
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	2,026,844
Taiwan Union Technology Corp.	14,000	53,712
Uni-President Enterprises Corp.	45,000	109,942
Vanguard International Semiconductor Corp.	13,000	69,778
Wiwynn Corp.	3,000	92,897
Yageo Corp.	7,000	109,716
Yuanta Financial Holding Co. Ltd.	153,440	135,379

		4,818,644

Thailand - 0.1%
Airports of Thailand PCL, NVDR	39,900	71,504
Kasikornbank PCL	9,800	38,120

	Shares	Value
COMMON STOCKS (continued)
Thailand (continued)
Minor International PCL (L)	58,600	$ 54,556
PTT Exploration & Production PCL	27,800	96,542
PTT Exploration & Production PCL, NVDR	4,800	16,536
PTT Global Chemical PCL	48,600	90,075
PTT PCL	53,100	61,418
Siam Cement PCL	7,100	84,026
Siam Commercial Bank PCL, NVDR	27,500	98,456
Thai Oil PCL	31,100	48,026

		659,259

Turkey - 0.0% (F)
BIM Birlesik Magazalar AS	8,250	59,280
Turkcell Iletisim Hizmetleri AS	30,192	51,804

		111,084

United Arab Emirates - 0.0% (F)
Emaar Properties PJSC	42,922	47,440

United Kingdom - 0.8%
3i Group PLC	41,501	712,852
AstraZeneca PLC	8,248	994,030
Berkeley Group Holdings PLC	7,471	436,274
BP PLC	210,674	959,589
British American Tobacco PLC	11,179	390,757
Diageo PLC	22,566	1,092,533
Ferguson PLC	3,618	502,257
GlaxoSmithKline PLC	7,587	143,191
HSBC Holdings PLC	57,470	300,492
IHS Markit Ltd.	1,913	223,094
InterContinental Hotels Group PLC (L)	7,549	482,015
Intertek Group PLC	1,711	114,410
Linde PLC	1,178	345,602
Lloyds Banking Group PLC	1,032,050	642,369
London Stock Exchange Group PLC	670	67,139
M&G PLC	19,881	54,319
Prudential PLC	20,653	400,780
Reckitt Benckiser Group PLC	8,132	638,851
RELX PLC	23,935	688,999
Rio Tinto PLC	5,017	328,875
Standard Chartered PLC	51,569	301,461
Taylor Wimpey PLC	98,964	206,409
Tesco PLC	123,839	421,750
Unilever PLC	15,192	820,843

		11,268,891

United States - 11.9%
Abbott Laboratories	6,243	737,486
AbbVie, Inc.	10,957	1,181,932
ABIOMED, Inc. (L)	138	44,922
Advanced Micro Devices, Inc. (L)	10,932	1,124,903
Agios Pharmaceuticals, Inc. (L)	1,761	81,270
Air Products & Chemicals, Inc.	626	160,325
Airbnb, Inc., Class A (L)	529	88,740
Alaska Air Group, Inc. (L)	4,232	247,995
Alnylam Pharmaceuticals, Inc. (L)	989	186,733
Alphabet, Inc., Class A (L)	1,205	3,221,592
Alphabet, Inc., Class C (L)	1,590	4,237,843
Altice USA, Inc., Class A (L)	2,118	43,885
Altria Group, Inc.	11,427	520,157
Amazon.com, Inc. (L)	1,996	6,556,940
American Campus Communities, Inc., REIT	4,826	233,820
American International Group, Inc.	5,112	280,598
AmerisourceBergen Corp.	1,025	122,436
AMETEK, Inc.	2,032	251,988
Amphenol Corp., Class A	1,806	132,253
Analog Devices, Inc.	4,762	797,540

Transamerica Series Trust	Page 28

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Anthem, Inc.	2,459	$ 916,715
Apple, Inc.	64,305	9,099,157
Applied Materials, Inc.	6,184	796,066
AptarGroup, Inc.	3,873	462,243
Aspen Technology, Inc. (L)	2,788	342,366
Atmos Energy Corp.	3,863	340,717
AutoZone, Inc. (L)	73	123,953
Axalta Coating Systems Ltd. (L)	11,358	331,540
Bank of America Corp.	14,981	635,943
Becton Dickinson & Co.	1,351	332,103
Berkshire Hathaway, Inc., Class B (L)	6,162	1,681,856
Best Buy Co., Inc.	4,648	491,340
Biogen, Inc. (L)	1,480	418,825
BJ’s Wholesale Club Holdings, Inc. (L)	9,394	515,918
Black Knight, Inc. (L)	6,145	442,440
BlackRock, Inc.	300	251,598
Blackstone, Inc., Class A	3,929	457,100
Booking Holdings, Inc. (L)	339	804,742
Booz Allen Hamilton Holding Corp.	3,777	299,705
Boston Scientific Corp. (L)	10,946	474,947
Bright Horizons Family Solutions, Inc. (L)	4,118	574,132
Bristol-Myers Squibb Co.	16,714	988,967
Broadridge Financial Solutions, Inc.	2,591	431,764
Brunswick Corp.	4,890	465,870
Bumble, Inc., Class A (L)	3,781	188,974
Cabot Oil & Gas Corp.	1,483	32,270
Camden Property Trust, REIT	2,212	326,204
Capital One Financial Corp.	2,681	434,242
CarMax, Inc. (L)	1,715	219,451
Carter’s, Inc.	3,648	354,732
Casey’s General Stores, Inc.	1,632	307,550
Catalent, Inc. (L)	6,383	849,386
Celanese Corp.	1,089	164,047
Centene Corp. (L)	4,231	263,634
CenterPoint Energy, Inc.	12,816	315,274
Certara, Inc. (E) (L)	7,038	232,958
Charles Schwab Corp.	5,214	379,788
Charter Communications, Inc., Class A (L)	696	506,382
Chemed Corp.	749	348,375
Cheniere Energy, Inc. (L)	1,482	144,747
Chevron Corp.	6,000	608,700
Cintas Corp.	327	124,476
Cisco Systems, Inc.	6,051	329,356
Citigroup, Inc.	11,916	836,265
Clearwater Analytics Holdings, Inc., Class A (L)	4,960	127,026
CMC Materials, Inc.	2,328	286,879
Coca-Cola Co.	19,196	1,007,214
Cognex Corp.	4,282	343,502
Comcast Corp., Class A	18,428	1,030,678
Comerica, Inc.	1,616	130,088
Commerce Bancshares, Inc.	3,727	259,697
Confluent, Inc., Class A (E) (L)	2,392	142,683
ConocoPhillips	7,165	485,572
Constellation Brands, Inc., Class A	2,823	594,778
Cooper Cos., Inc.	596	246,333
Copart, Inc. (L)	2,207	306,155
Costco Wholesale Corp.	636	285,787
Crowdstrike Holdings, Inc., Class A (L)	761	187,039
Crown Holdings, Inc.	4,579	461,472
CubeSmart, REIT	8,351	404,606
Cullen / Frost Bankers, Inc.	2,533	300,464
Cushman & Wakefield PLC (E) (L)	16,099	299,602
CVS Health Corp.	2,581	219,024
D.R. Horton, Inc.	434	36,443
Danaher Corp.	1,221	371,721
Deere & Co.	4,172	1,397,912

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Definitive Healthcare Corp. (E) (L)	956	$ 40,945
Delta Air Lines, Inc. (L)	4,576	194,983
DexCom, Inc. (L)	973	532,095
Diamondback Energy, Inc.	4,859	460,002
Discover Financial Services	1,206	148,157
Dollar General Corp.	470	99,706
Dollar Tree, Inc. (L)	2,178	208,478
Douglas Dynamics, Inc.	3,435	124,691
DraftKings, Inc., Class A (E) (L)	4,192	201,887
Driven Brands Holdings, Inc. (L)	8,882	256,601
DTE Energy Co.	707	78,979
DuPont de Nemours, Inc.	4,826	328,120
EastGroup Properties, Inc., REIT	2,407	401,078
Eastman Chemical Co.	5,056	509,341
Eaton Corp. PLC	5,232	781,190
Eli Lilly & Co.	4,482	1,035,566
Encompass Health Corp.	5,891	442,061
Entegris, Inc.	2,534	319,031
Entergy Corp.	4,539	450,768
Envestnet, Inc. (L)	3,823	306,758
EOG Resources, Inc.	6,873	551,696
Equifax, Inc.	604	153,066
Equinix, Inc., REIT	479	378,472
Equity Lifestyle Properties, Inc., REIT	2,955	230,786
Estee Lauder Cos., Inc., Class A	1,968	590,262
Evergy, Inc.	5,567	346,267
Exact Sciences Corp. (E) (L)	1,573	150,143
Exelixis, Inc. (L)	6,567	138,826
Facebook, Inc., Class A (L)	10,431	3,540,177
FactSet Research Systems, Inc.	1,153	455,181
FedEx Corp.	2,489	545,813
Fifth Third Bancorp	8,697	369,101
First Horizon Corp.	27,827	453,302
First Republic Bank	1,330	256,530
Fiserv, Inc. (L)	1,326	143,871
Five9, Inc. (L)	1,032	164,852
FleetCor Technologies, Inc. (L)	1,409	368,129
Focus Financial Partners, Inc., Class A (L)	7,002	366,695
Fortinet, Inc. (L)	443	129,374
Fortune Brands Home & Security, Inc.	7,469	667,878
Fox Corp., Class A	730	29,280
Freeport-McMoRan, Inc.	10,156	330,375
Generac Holdings, Inc. (L)	2,206	901,526
General Motors Co. (L)	5,048	266,080
Global Payments, Inc.	1,968	310,117
Goldman Sachs Group, Inc.	1,531	578,764
Guidewire Software, Inc. (L)	3,062	363,980
Hartford Financial Services Group, Inc.	5,636	395,929
Hillman Solutions Corp. (E) (L)	16,278	194,197
Hilton Worldwide Holdings, Inc. (L)	2,365	312,440
Home Depot, Inc.	4,476	1,469,292
Honeywell International, Inc.	1,727	366,608
Horizon Therapeutics PLC (L)	3,076	336,945
Host Hotels & Resorts, Inc., REIT (L)	6,094	99,515
HubSpot, Inc. (L)	470	317,762
IAA, Inc. (L)	6,827	372,549
ICU Medical, Inc. (L)	1,331	310,629
IDEX Corp.	1,704	352,643
Illumina, Inc. (L)	583	236,471
Ingersoll Rand, Inc. (L)	9,150	461,251
Insulet Corp. (L)	418	118,808
Intel Corp.	3,266	174,012
Intercontinental Exchange, Inc.	2,930	336,423
Intuit, Inc.	2,335	1,259,756
Intuitive Surgical, Inc. (L)	561	557,718
Jack Henry & Associates, Inc.	1,368	224,434
Johnson & Johnson	8,894	1,436,381

Transamerica Series Trust	Page 29

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Johnson Controls International PLC	6,304	$ 429,176
Keysight Technologies, Inc. (L)	1,841	302,458
Kimberly-Clark Corp.	2,799	370,700
Kimco Realty Corp., REIT	8,216	170,482
Kinsale Capital Group, Inc.	2,877	465,211
Knight-Swift Transportation Holdings, Inc.	7,572	387,308
Lam Research Corp.	2,244	1,277,173
Lamb Weston Holdings, Inc.	5,970	366,379
Landstar System, Inc.	1,878	296,386
Leidos Holdings, Inc.	3,629	348,856
Lennar Corp., Class A	5,127	480,297
Lennox International, Inc.	997	293,287
Lincoln Electric Holdings, Inc.	3,965	510,652
LKQ Corp. (L)	10,638	535,304
Lowe’s Cos., Inc.	5,820	1,180,645
LPL Financial Holdings, Inc.	3,967	621,867
Lyft, Inc., Class A (L)	3,356	179,848
LyondellBasell Industries NV, Class A	817	76,675
Masco Corp.	4,016	223,089
Mastercard, Inc., Class A	6,348	2,207,073
Match Group, Inc. (L)	1,350	211,937
McKesson Corp.	1,134	226,097
Merck & Co., Inc.	7,798	585,708
Mettler-Toledo International, Inc. (L)	152	209,359
Microchip Technology, Inc.	2,624	402,758
Micron Technology, Inc.	1,390	98,662
Microsoft Corp.	34,190	9,638,845
Mid-America Apartment Communities, Inc., REIT	2,202	411,223
Moderna, Inc. (L)	474	182,424
Moelis & Co., Class A	5,551	343,440
Molina Healthcare, Inc. (L)	2,346	636,493
Mondelez International, Inc., Class A	9,690	563,764
MongoDB, Inc. (E) (L)	550	259,330
Monolithic Power Systems, Inc.	772	374,173
Morgan Stanley	6,329	615,875
Motorola Solutions, Inc.	306	71,090
MSA Safety, Inc.	2,489	362,647
Natera, Inc. (L)	1,646	183,430
National Retail Properties, Inc., REIT	8,466	365,647
National Vision Holdings, Inc. (L)	2,570	145,899
nCino, Inc. (L)	2,994	212,664
Netflix, Inc. (L)	1,632	996,075
NextEra Energy, Inc.	11,146	875,184
NIKE, Inc., Class B	8,226	1,194,662
Nordson Corp.	1,813	431,766
Norfolk Southern Corp.	2,372	567,501
Northrop Grumman Corp.	1,114	401,207
NVIDIA Corp.	10,933	2,264,880
O’Reilly Automotive, Inc. (L)	1,270	776,046
Old Dominion Freight Line, Inc.	940	268,821
Oracle Corp.	5,177	451,072
Ortho Clinical Diagnostics Holdings PLC, Class H (L)	11,402	210,709
Otis Worldwide Corp.	1,306	107,458
Outfront Media, Inc., REIT	13,999	352,775
Pactiv Evergreen, Inc.	12,222	153,019
Palo Alto Networks, Inc. (L)	407	194,953
Parker-Hannifin Corp.	1,585	443,198
PayPal Holdings, Inc. (L)	3,721	968,241
Performance Food Group Co. (L)	10,109	469,664
Pfizer, Inc.	3,210	138,062
Philip Morris International, Inc.	6,828	647,226
Phillips 66	2,578	180,537
Pioneer Natural Resources Co.	3,218	535,829
Planet Fitness, Inc., Class A (L)	4,035	316,949
Pool Corp.	1,302	565,602

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PPG Industries, Inc.	3,833	$ 548,157
Procter & Gamble Co.	9,565	1,337,187
Progressive Corp.	8,822	797,421
Prologis, Inc., REIT	5,756	721,975
Prudential Financial, Inc.	2,388	251,218
PTC, Inc. (L)	2,210	264,736
Q2 Holdings, Inc. (L)	4,422	354,379
QUALCOMM, Inc.	4,080	526,238
Quanta Services, Inc.	2,749	312,891
Raytheon Technologies Corp.	6,973	599,399
RBC Bearings, Inc. (L)	1,741	369,440
Regeneron Pharmaceuticals, Inc. (L)	1,425	862,381
Regions Financial Corp.	16,855	359,180
Reynolds Consumer Products, Inc. (E)	10,444	285,539
RLI Corp.	4,263	427,451
Roku, Inc. (L)	897	281,075
Royal Caribbean Cruises Ltd. (L)	3,315	294,869
Royalty Pharma PLC, Class A	3,143	113,588
S&P Global, Inc.	3,002	1,275,520
salesforce.com, Inc. (L)	2,092	567,392
SBA Communications Corp., REIT	619	204,623
Seagate Technology Holdings PLC	5,457	450,312
Sempra Energy	1,909	241,488
ServiceNow, Inc. (L)	448	278,777
ServisFirst Bancshares, Inc.	5,034	391,645
Signature Bank	2,666	725,898
Snap, Inc., Class A (L)	3,072	226,929
Snap-on, Inc.	1,280	267,456
Snowflake, Inc., Class A (L)	681	205,955
Southwest Airlines Co. (L)	6,241	320,975
SS&C Technologies Holdings, Inc.	6,993	485,314
Stanley Black & Decker, Inc.	3,736	654,958
State Street Corp.	7,951	673,609
StepStone Group, Inc., Class A	6,949	296,305
Stericycle, Inc. (L)	4,196	285,202
STERIS PLC	2,037	416,118
Sun Communities, Inc., REIT	1,589	294,124
SVB Financial Group (L)	1,290	834,475
Syneos Health, Inc. (L)	5,116	447,548
Synopsys, Inc. (L)	859	257,193
T-Mobile US, Inc. (L)	6,187	790,451
T. Rowe Price Group, Inc.	3,109	611,540
Target Corp.	2,655	607,384
Teradyne, Inc.	1,441	157,314
Tesla, Inc. (L)	3,333	2,584,675
Texas Instruments, Inc.	6,102	1,172,865
Thermo Fisher Scientific, Inc.	2,733	1,561,445
Thor Industries, Inc.	3,012	369,753
TJX Cos., Inc.	6,645	438,437
Toll Brothers, Inc.	2,459	135,958
Toro Co.	6,436	626,931
Tractor Supply Co.	1,193	241,714
TransUnion	3,860	433,517
Travelers Cos., Inc.	776	117,960
Truist Financial Corp.	7,686	450,784
Tyler Technologies, Inc. (L)	802	367,837
Uber Technologies, Inc. (L)	5,405	242,144
UDR, Inc., REIT	915	48,477
UiPath, Inc., Class A (L)	1,122	59,028
Union Pacific Corp.	1,846	361,834
United Parcel Service, Inc., Class B	4,551	828,737
UnitedHealth Group, Inc.	4,570	1,785,682
US Bancorp	11,028	655,504
Vail Resorts, Inc. (L)	1,113	371,798
Ventas, Inc., REIT	6,332	349,590
Verizon Communications, Inc.	7,488	404,427
Vertex Pharmaceuticals, Inc. (L)	2,267	411,211

Transamerica Series Trust	Page 30

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Visa, Inc., Class A	6,533	$ 1,455,226
Voya Financial, Inc.	1,153	70,783
Walt Disney Co. (L)	2,811	475,537
Waste Connections, Inc.	4,824	607,486
Waters Corp. (L)	215	76,820
Wells Fargo & Co.	27,862	1,293,075
Wendy’s Co.	12,846	278,501
West Pharmaceutical Services, Inc.	1,156	490,768
Western Alliance Bancorp	5,155	560,967
WestRock Co.	3,313	165,087
WEX, Inc. (L)	3,095	545,153
Williams Cos., Inc.	16,859	437,322
WillScot Mobile Mini Holdings Corp. (L)	18,419	584,251
Wolfspeed, Inc. (L)	1,678	135,465
Woodward, Inc.	3,291	372,541
Workday, Inc., Class A (L)	949	237,146
Xcel Energy, Inc.	7,141	446,312
Yum! Brands, Inc.	3,154	385,766
Zebra Technologies Corp., Class A (L)	507	261,318
Zimmer Biomet Holdings, Inc.	3,827	560,120
ZoomInfo Technologies, Inc., Class A (L)	2,717	166,253
Zscaler, Inc. (L)	853	223,674

		171,720,869

Total Common Stocks (Cost $230,460,829)		296,449,349

PREFERRED STOCKS - 0.1%
Brazil - 0.1%
Gerdau SA,
0.00% (N)	16,534	82,279
Itau Unibanco Holding SA,
0.00% (N)	33,113	175,909
Itausa SA,
0.00% (N)	59,049	120,793
Petroleo Brasileiro SA,
0.00% (N)	54,544	272,733

		651,714

Germany - 0.0% (F)
Volkswagen AG,
2.56% (N)	2,777	619,000

Total Preferred Stocks (Cost $1,196,633)		1,270,714

EXCHANGE-TRADED FUND - 0.2%
United States - 0.2%
iShares MSCI India ETF	69,443	3,381,180

Total Exchange-Traded Fund (Cost $2,416,064)		3,381,180

INVESTMENT COMPANIES - 4.5%
United States - 4.5%
JPMorgan High Yield Fund	105,903	774,153
JPMorgan Value Advantage Fund	1,504,776	64,660,228

Total Investment Companies (Cost $49,950,956)		65,434,381

	Shares	Value
MASTER LIMITED PARTNERSHIP - 0.0% (F)
United States - 0.0% (F)
Lazard Ltd., Class A	8,019	$ 367,270

Total Master Limited Partnership (Cost $260,082)		367,270

RIGHT - 0.0% (F)
France - 0.0% (F)
Veolia Environnement SA, (E) (L)
Exercise Price EUR 0,
Expiration Date 10/01/2021	23,879	19,810

Total Right (Cost $0)		19,810

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (F)
U.S. Treasury Bill
0.05% (N), 02/10/2022 (K)	$ 405,000	404,937

Total Short-Term U.S. Government Obligation (Cost $404,936)		404,937

	Shares	Value
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (N)	24,087,095	24,087,095

Total Other Investment Company (Cost $24,087,095)		24,087,095

	Principal	Value
REPURCHASE AGREEMENT - 8.6%
Fixed Income Clearing Corp., 0.00% (N), dated 09/30/2021, to be repurchased at $124,250,863 on 10/01/2021. Collateralized by U.S. Government Obligations, 0.13% - 1.13%, due 01/15/2022 - 02/28/2022, and with a total value of $126,736,051.	$ 124,250,863	124,250,863

Total Repurchase Agreement (Cost $124,250,863)		124,250,863

Total Investments (Cost $1,403,286,952)		1,501,453,140
Net Other Assets (Liabilities) - (4.0)%		(57,777,151)

Net Assets - 100.0%		$ 1,443,675,989

Transamerica Series Trust	Page 31

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	86	12/31/2021	$18,937,011	$18,924,703	$—	$(12,308)
30-Year U.S. Treasury Bond	78	12/21/2021	12,637,807	12,419,062	—	(218,745)
EURO STOXX 50® Index	140	12/17/2021	6,743,904	6,564,601	—	(179,303)
FTSE 100 Index	67	12/17/2021	6,319,050	6,385,660	66,610	—
MSCI EAFE Index	162	12/17/2021	19,231,632	18,362,700	—	(868,932)
MSCI Emerging Markets Index	6	12/17/2021	389,157	373,680	—	(15,477)
S&P 500® E-Mini Index	207	12/17/2021	46,400,417	44,481,712	—	(1,918,705)
S&P/ASX 200 Index	17	12/16/2021	2,270,192	2,240,801	—	(29,391)
TOPIX Index	21	12/09/2021	3,845,687	3,831,304	—	(14,383)

Total					$66,610	$(3,257,244)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(126)	12/31/2021	$(15,558,397)	$(15,465,516)	$92,881	$—
10-Year U.S. Treasury Note	(1,046)	12/21/2021	(138,885,845)	(137,663,406)	1,222,439	—
10-Year U.S. Treasury Ultra Note	(157)	12/21/2021	(23,146,267)	(22,804,250)	342,017	—
E-Mini Russell 2000® Index	(140)	12/17/2021	(15,720,721)	(15,405,600)	315,121	—
MSCI Emerging Markets Index	(443)	12/17/2021	(28,819,783)	(27,590,040)	1,229,743	—
S&P Midcap 400® E-Mini Index	(70)	12/17/2021	(18,938,603)	(18,432,400)	506,203	—
U.S. Treasury Ultra Bond	(90)	12/21/2021	(17,782,766)	(17,195,625)	587,141	—

Total					$4,295,545	$—

Total Futures Contracts					$4,362,155	$(3,257,244)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	12.5%	$187,120,450
U.S. Government Agency Obligations	11.6	174,457,222
Banks	7.6	114,330,489
U.S. Equity Funds	4.3	64,660,228
Asset-Backed Securities	4.3	64,624,749
Mortgage-Backed Securities	4.2	63,050,836
Oil, Gas & Consumable Fuels	3.3	48,854,566
Capital Markets	3.0	45,142,734
Electric Utilities	2.6	38,496,107
Semiconductors & Semiconductor Equipment	1.9	28,963,491
Software	1.7	26,072,194
Pharmaceuticals	1.7	25,768,032
Health Care Providers & Services	1.7	24,989,964
Equity Real Estate Investment Trusts	1.5	23,034,391
Insurance	1.3	19,866,633
Technology Hardware, Storage & Peripherals	1.3	19,424,523
Diversified Telecommunication Services	1.3	19,160,359
Road & Rail	1.1	16,458,312
Aerospace & Defense	1.1	16,201,812
Biotechnology	1.1	15,912,209
Beverages	1.0	15,518,769
Media	1.0	15,371,993
Diversified Financial Services	1.0	15,065,448
IT Services	1.0	14,877,069
Interactive Media & Services	0.9	14,012,094
Internet & Direct Marketing Retail	0.8	12,538,755
Metals & Mining	0.8	12,212,048
Chemicals	0.7	11,174,317
Consumer Finance	0.7	10,925,796
Automobiles	0.7	10,740,943
Health Care Equipment & Supplies	0.7	10,372,367

Transamerica Series Trust	Page 32

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Machinery	0.6%		$9,515,303
Specialty Retail	0.6		9,113,152
Wireless Telecommunication Services	0.6		8,663,928
Tobacco	0.6		8,580,909
Airlines	0.6		8,528,918
Food & Staples Retailing	0.5		8,080,954
Multi-Utilities	0.5		7,920,820
Food Products	0.5		7,453,612
Household Durables	0.4		5,971,246
Entertainment	0.4		5,960,223
Hotels, Restaurants & Leisure	0.4		5,568,428
Foreign Government Obligations	0.4		5,273,729
Building Products	0.3		5,187,863
Electrical Equipment	0.3		5,095,117
Professional Services	0.3		5,036,871
Textiles, Apparel & Luxury Goods	0.3		4,968,410
Life Sciences Tools & Services	0.3		4,657,765
Trading Companies & Distributors	0.3		4,500,856
Electronic Equipment, Instruments & Components	0.3		4,478,099
Commercial Services & Supplies	0.3		4,330,102
Personal Products	0.3		3,801,398
Industrial Conglomerates	0.2		3,594,104
International Equity Funds	0.2		3,381,180
Multiline Retail	0.2		2,861,044
Diversified Consumer Services	0.2		2,854,433
Real Estate Management & Development	0.2		2,732,593
Gas Utilities	0.2		2,704,649
Household Products	0.2		2,690,745
Independent Power & Renewable Electricity Producers	0.2		2,529,396
Air Freight & Logistics	0.2		2,462,827
Construction & Engineering	0.2		2,345,975
Auto Components	0.1		2,018,247
Containers & Packaging	0.1		1,620,769
Construction Materials	0.1		1,562,265
Municipal Government Obligations	0.1		1,357,806
Distributors	0.1		1,100,906
Transportation Infrastructure	0.1		961,153
Leisure Products	0.1		875,273
U.S. Fixed Income Funds	0.1		774,153
Energy Equipment & Services	0.1		693,607
Water Utilities	0.0	(F)	554,090
Communications Equipment	0.0	(F)	527,626
Health Care Technology	0.0	(F)	273,903
Paper & Forest Products	0.0	(F)	111,358
Marine	0.0	(F)	35,540

Investments	90.1		1,352,710,245
Short-Term Investments	9.9		148,742,895

Total Investments	100.0%		$1,501,453,140

Transamerica Series Trust	Page 33

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$62,463,650	$2,161,099	$64,624,749
Corporate Debt Securities	—	489,902,749	—	489,902,749
Foreign Government Obligations	—	5,273,729	—	5,273,729
Mortgage-Backed Securities	—	62,324,061	726,775	63,050,836
Municipal Government Obligations	—	1,357,806	—	1,357,806
U.S. Government Agency Obligations	—	174,457,222	—	174,457,222
U.S. Government Obligations	—	187,120,450	—	187,120,450
Common Stocks	183,740,520	112,708,829	—	296,449,349
Preferred Stocks	651,714	619,000	—	1,270,714
Exchange-Traded Fund	3,381,180	—	—	3,381,180
Investment Companies	65,434,381	—	—	65,434,381
Master Limited Partnership	367,270	—	—	367,270
Right	—	19,810	—	19,810
Short-Term U.S. Government Obligation	—	404,937	—	404,937
Other Investment Company	24,087,095	—	—	24,087,095
Repurchase Agreement	—	124,250,863	—	124,250,863

Total Investments	$277,662,160	$1,220,903,106	$2,887,874	$1,501,453,140

Other Financial Instruments
Futures Contracts (Q)	$4,362,155	$—	$—	$4,362,155

Total Other Financial Instruments	$4,362,155	$—	$—	$4,362,155

LIABILITIES
Other Financial Instruments
Futures Contracts (Q)	$(3,257,244)	$—	$—	$(3,257,244)

Total Other Financial Instruments	$(3,257,244)	$—	$—	$(3,257,244)

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Mortgage-Backed Securities (I)	$—	$—	$726,775	$—

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the total value of 144A securities is $218,635,099, representing 15.1% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2021, the total value of securities is $3,304,971, representing 0.2% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $61,189,730, collateralized by cash collateral of $24,087,095 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $38,539,326. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Perpetual maturity. The date displayed is the next call date.
(I)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(J)	Rounds to less than $1 or $(1).
(K)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $7,177,594.
(L)	Non-income producing securities.

Transamerica Series Trust	Page 34

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2021, the total value of Regulation S securities is $157,980, representing less than 0.1% of the Portfolio’s net assets.
(N)	Rates disclosed reflect the yields at September 30, 2021.
(O)	The Portfolio recognizes transfers in and out of Level 3 as of September 30, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding security valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.
(Q)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

EUR	Euro

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
STOXX	Deutsche Börse Group & SIX Group Index
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index

Transamerica Series Trust	Page 35

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2021

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Page 36

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 37